Consolidated Balance Sheets (USD $)	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash and cash equivalents	$ 845,054	$ 208,295
Accounts receivable:
Revenue	752,845	1,213,942
Joint interest billings and other	258,340	15,736
Prepaid expenses, deposits and other current assets	84,941	87,756
Deferred offering costs	169,283
Derivative assets	170,840
Total current assets	2,281,303	1,525,729
Oil and gas properties, full cost method of accounting:
Proved, net	21,414,365	36,737,553
Unproved	2,163,899	5,135,018
Other property and equipment, net	80,703	128,187
Total property and equipment, net	23,658,967	42,000,758
Equity method investment	582,745
Other long-term assets	463,110	261,014
Deferred tax asset		4,784,000
Total assets	26,986,125	48,571,501
Current liabilities:
Accounts payable and accrued liabilities	1,632,193	1,906,230
Derivative liabilities		123,670
Total current liabilities	1,632,193	2,029,900
Non-current liabilities:
Due to related parties (note 14)	3,073,036	5,504,213
Asset retirement obligations (note 1)	351,954	749,470
Notes payable (note 7)	3,116,383	24,047,233
Total non-current liabilities	6,541,373	30,300,916
Commitments and contingencies (notes 11 and 12)
Stockholders' equity:
Preferred stock, $0.01 par value; authorized 1,000 shares, no shares issued
Common stock, $0.01 par value; authorized 100,000 shares, 29,375 shares issued and 28,921 and 29,375 shares outstanding at December 31, 2010 and 2009, respectively	282	282
Additional paid-in capital	28,179,398	28,179,398
Non-controlling interests	637,612	847,181
Share purchase promissory note (note 9)		(655,298)
Treasury stock, at cost (note 9)	(693,820)
Accumulated deficit	(9,310,913)	(12,130,878)
Total stockholders' equity	18,812,559	16,240,685
Total liabilities and stockholders' equity	$ 26,986,125	$ 48,571,501

Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2010	Dec. 31, 2009
Consolidated Balance Sheets
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, authorized shares	1,000	1,000
Preferred stock, shares issued	0	0
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, authorized shares	100,000	100,000
Common stock, shares issued	29,375	29,375
Common stock, shares outstanding	28,921	29,375

Consolidated Statements of Operations (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Revenue:
Oil and gas	$ 1,252,889	$ 1,089,338	$ 2,506,526	$ 2,651,434	$ 4,879,718	$ 5,676,271
Commodity derivative gain	63,530	(63,480)	124,930	411,130	691,660	226,476
Other income	91,617	73,311	189,475	123,137	360,236	334,878
Total revenue	1,408,036	1,099,169	2,820,931	3,185,701	5,931,614	6,237,625
Expenses:
Lease operating expenses	445,849	254,117	688,717	511,926	1,053,387	1,134,936
Transportation costs	116,813	80,548	272,205	122,574	444,033	393,409
Production and property taxes	89,343	113,428	196,820	210,982	430,433	563,502
General and administrative	1,144,939	641,858	2,588,915	1,734,377	3,094,410	2,672,215
Depreciation, depletion and amortization	371,400	367,877	746,922	799,880	1,540,175	2,625,086
Accretion of asset retirement obligations	6,041	4,140	11,741	8,482	17,367	43,315
Impairment of oil and gas properties	1,062,498		8,379,719			16,076,515
Total expenses	3,236,883	1,461,968	12,885,039	3,388,221	6,579,805	23,508,978
Operating loss	(1,828,847)	(362,799)	(10,064,108)	(202,520)	(648,191)	(17,271,353)
Other income and (expense):
Interest income	24	9,728	39	19,133	38,710	37,959
Interest expense	(114,281)	(18,522)	(192,313)	(249,646)	(352,138)	(1,167,247)
Equity investment income	56,269		41,359		22,745
Gain on sale of oil and gas properties				9,876,510	10,103,932
Total other income and (expense)	(57,988)	(8,794)	(163,479)	9,645,997	9,813,249	(1,129,288)
Income (loss) before income taxes	(1,886,835)	(371,593)	(10,227,587)	9,443,477	9,165,058	(18,400,641)
Income taxes:
Provision for income taxes (benefit)		620,000		5,404,000	5,404,000	(4,784,000)
Net income (loss) before non-controlling interests	(1,886,835)	(991,593)	(10,227,587)	4,039,477	3,761,058	(13,616,641)
Net income attributable to non-controlling interests	103,057		103,057	(767,061)	(941,093)
Net income (loss) attributable to controlling interest	$ (1,783,778)	$ (991,593)	$ (10,124,530)	$ 3,272,416	$ 2,819,965	$ (13,616,641)

Consolidated Statements of Stockholders' Equity (USD $)	Total	Common Stock	Additional Paid-in Capital	Non-Controlling Interest	Share Purchase Promissory Note	Treasury Stock	(Accumulated Deficit) / Retained Earnings
Balances at Dec. 31, 2008	$ 29,873,613	$ 282	$ 28,179,398	$ 826,406	$ (618,236)		$ 1,485,763
Balances (in shares) at Dec. 31, 2008		29,375
Increase (Decrease) in Stockholders' Equity
Interest on promissory note	(37,062)				(37,062)
Non-controlling interests:
Contributions	20,775			20,775
Restricted stock issued (in shares)		175
Restricted stock forfeited (in shares)		(175)
Net income (loss)	(13,616,641)						(13,616,641)
Balances at Dec. 31, 2009	16,240,685	282	28,179,398	847,181	(655,298)		(12,130,878)
Balances (in shares) at Dec. 31, 2009		29,375
Increase (Decrease) in Stockholders' Equity
Interest on promissory note	(38,522)				(38,522)
Non-controlling interests:
Contributions	4,236			4,236
Distribution	(1,154,898)			(1,154,898)
Shares surrendered in settlement of promissory note					693,820	(693,820)
Shares surrendered in settlement of promissory note (in shares)						(454)
Net income (loss)	3,761,058			941,093			2,819,965
Balances at Dec. 31, 2010	18,812,559	282	28,179,398	637,612		(693,820)	(9,310,913)
Balances (in shares) at Dec. 31, 2010		29,375				(454)
Non-controlling interests:
Shares surrendered in settlement of promissory note	(152,823)					(152,823)
Shares surrendered in settlement of promissory note (in shares)						163,076
Net income (loss)	$ (10,227,587)			$ (103,057)			$ (10,124,530)
Balances at Jun. 30, 2011

Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income (loss)	$ 3,761,058	$ (13,616,641)
Items not involving cash:
Depreciation, depletion and amortization	1,540,175	2,625,086
Accretion of asset retirement obligations	17,367	43,315
Gain on sale of oil and gas properties	(10,103,932)
Impairment of oil and gas properties		16,076,515
Deferred tax benefit	4,784,000	(4,784,000)
Unrealized derivative (gain) loss	(294,510)	242,007
Equity investment income	(22,745)
Net change in:
Accounts receivable	179,971	331,618
Prepaid expenses, deposits and other current assets	2,815	46,208
Accounts payable and accrued liabilities	(112,574)	223,787
Due to related parties	(2,431,177)	967,413
Net cash (used in) provided by operating activities	(2,679,552)	2,155,308
Cash flows from investing activities:
Acquisition and development of properties and equipment	(4,874,122)	(3,841,157)
Proceeds from disposition of assets	31,203,324	2,769,438
Equity method investment	(560,000)
Other long-term assets	(202,096)	(111,427)
Net cash provided by (used in) investing activities	25,567,106	(1,183,146)
Cash flows from financing activities:
Issue of non-controlling interests in subsidiary	4,236	20,775
Deferred offering costs	(169,283)
Proceeds from notes payable	2,622,258	520,000
Payments on notes payable	(23,553,108)	(2,000,000)
Distribution to non-controlling interests	(1,154,898)
Net cash used in financing activities	(22,250,795)	(1,459,225)
Net increase (decrease) in cash and cash equivalents	636,759	(487,063)
Cash and cash equivalents, beginning of period	208,295	695,358
Cash and cash equivalents, end of period	$ 845,054	$ 208,295

Nature of Operations and Significant Accounting Policies	12 Months Ended
Dec. 31, 2010
Nature of Operations and Significant Accounting Policies
Nature of Operations and Significant Accounting Policies

Note 1 — Nature of Operations and Significant Accounting Policies

Nytis Exploration (USA) Inc. (Nytis or the Company) is an independent oil and gas company engaged in the exploration, development and production of natural gas in the United States.  The Company’s business is comprised of the assets and properties of Nytis Exploration Company LLC (Nytis LLC) and Nytis Exploration of Pennsylvania LLC (Nytis Pennsylvania) which conduct the Company’s operations in the Appalachian and Illinois Basins.  Collectively Nytis, Nytis LLC and Nytis Pennsylvania are referred to as the Company.

Accounting policies used by the Company reflect industry practices and conform to accounting principles generally accepted in the United States of America.  The more significant of such accounting policies are briefly discussed below.

Principles of Consolidation

The consolidated financial statements include the accounts of Nytis and its consolidated subsidiaries.  As of December 31, 2010, the Company owns 85% of Nytis Pennsylvania and approximately 98% of Nytis LLC.  In February and March of 2010, Nytis LLC and Nytis Pennsylvania sold all their assets located in Pennsylvania.  As certain of these assets sold comprised all of the assets of Nytis Pennsylvania, this subsidiary is in the process of being dissolved and its business wound up.  As a result of the sale and pursuant to the operating agreement, as the Company received a certain return on its investment in Nytis Pennsylvania, the Company’s interest in Nytis Pennsylvania was reduced from 90% to 85% effective March 2010. All significant intercompany accounts and transactions have been eliminated.

Reclassifications

As of December 31, 2010, due to the long-term nature of the utilization of the prepaid drilling costs, the Company reclassified these prepaid assets as of December 31, 2009 from current assets to long-term assets.  The Company evaluated the quantitative and qualitative aspects of the adjustment and determined the reclassification was not material.  There was no impact on the Company’s results of operations and a nominal change in cash flows from operating activities with a corresponding change in cash flows from investing activities for the year ended December 31, 2009.

As of December 31, 2010, the Company elected to reflect its derivative gains and losses on a separate line in its Consolidated Statements of Operations.  Prior to 2010, such gains and losses were included with oil and gas revenues.  For comparative purposes, the Company reclassified its 2009 derivative gains from oil and gas revenues to a separate line.  As a result of this reclassification, there was no impact on the Company’s results of operations or cash flow statements for the year ended December 31, 2009.

Cash and Cash Equivalents

Cash and cash equivalents in excess of daily requirements have been generally invested in money market accounts, certificates of deposits and other cash equivalents with maturities of three months or less.  Such investments are deemed to be cash equivalents for purposes of the consolidated financial statements.  The carrying amount of cash equivalents approximates fair value because of the short maturity and high credit quality of these investments.

Accounts Receivable

Revenue producing activities are conducted primarily in Illinois, Kentucky, Ohio, Pennsylvania and West Virginia.  The Company grants credit to all qualified customers, which potentially subjects the Company to credit risk resulting from, among other factors, adverse changes in the industries in which the Company operates and the financial condition of its customers.  The Company continuously monitors collections and payments from its customers and maintains an allowance for doubtful accounts based upon its historical experience and any specific customer collection issues that it has identified.  At December 31, 2010 and 2009, the Company had not identified any collection issues and as a consequence no allowance for doubtful accounts was provided for on those dates.  During 2010 and 2009, the Company’s primary purchaser of its natural gas accounted for 47% and 45%, respectively of the Company’s natural gas revenues and represented approximately 45% of the Company’s natural gas accounts receivable at December 31, 2010.  There are a number of purchasers in the areas that the Company sells its production and accordingly, management does not believe that changing its primary purchaser, as the Company elected to do in 2010, or a loss of any other single purchaser would materially impact the Company’s business.

Accounting for Oil and Gas Operations

The Company uses the full cost method of accounting for oil and gas properties.  Accordingly, all costs incidental to the acquisition, exploration and development of oil and gas properties, including costs of undeveloped leasehold, dry holes and leasehold equipments, are capitalized.  Overhead costs incurred that are directly identified with acquisition, exploration and development activities undertaken by the Company for its own account, and which are not related to production, general corporate overhead or similar activities, are also capitalized.

Unproved properties are excluded from amortized capitalized costs until it is determined whether or not proved reserves can be assigned to such properties.  Nytis assesses its unproved properties for impairment at least annually.  Significant unproved properties are assessed individually.  During 2010, approximately  $846,000 of expiring acreage was reclassified into proved property.  This acreage represents leases that will expire during 2011 and will not be renewed.  During 2009, approximately  $620,000 of expiring acreage was reclassified into proved property.  This acreage represents leases that expired during 2010 and were not renewed.  These costs were included in the ceiling test and depletion calculations.

The Company performs a ceiling test annually.  Under the full cost method of accounting, capitalized oil and gas property costs less accumulated depletion and deferred income taxes may not exceed an amount equal to the present value, discounted at 10%, of estimated future net revenues from proved oil and gas reserves less the future cash outflows associated with the asset retirement obligations that have been accrued in the balance sheet, plus the cost, or estimated fair value if lower, of unproved properties and the costs of any properties not being amortized, if any, net of income taxes  (“ceiling limitation”).  Should the full cost pool exceed this ceiling limitation, impairment is recognized.  The present value of estimated future net revenues is computed by applying the average, first-day-of-the-month oil and gas price during the 12-month period ended December 31, 2010 to estimated future production of proved oil and gas reserves as of period-end, less estimated future expenditures to be incurred in developing and producing the proved reserves assuming the continuation of existing economic conditions.

The December 31, 2009 ceiling test was based on average first-day-of-the-month prices during the twelve-month period prior to December 31, 2009 pursuant to the Securities and Exchange Commission’s (SEC) new “Modernization of Oil and Gas Reporting” rule (see Note 2).  As a result of applying the new pricing rules and the five year limitation rule for proved undeveloped reserves, the Company recognized a ceiling test impairment expense of  $16.1 million as of December 31, 2009.  Based on the prior rules utilizing spot prices at the end of the year, the Company would have not exceeded its ceiling limitation.  No ceiling test impairment expense related to the Company’s oil and gas properties was recorded during 2010.

Capitalized costs are depleted by an equivalent unit-of-production method, converting gas to oil at the ratio of six thousand cubic feet of natural gas to one barrel of oil.  Depletion is calculated using the capitalized costs, including estimated asset retirement costs, plus the estimated future expenditures (based on current costs) to be incurred in developing proved reserves, net of estimated salvage values.

No gain or loss is recognized upon disposal of oil and gas properties unless such disposal significantly alters the relationship between capitalized costs and proved reserves.  All costs related to production activities, including work-over costs incurred solely to maintain or increase levels of production from an existing completion interval, are charged to expense as incurred.  During 2010, the Company recognized a gain on the disposition of its Pennsylvania oil and gas properties as the disposition significantly altered the relationship between capitalized costs and proved reserves.  See Note 4.

Other Property and Equipment

Other property and equipment are recorded at cost upon acquisition.  Depreciation of other property and equipment over their estimated useful lives is provided for using the straight-line method over three to seven years.

Long-Lived Assets

The Company reviews its long-lived assets other than oil and gas properties for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recovered.  The Company looks primarily to the estimated undiscounted future cash flows in its assessment of whether or not long-lived assets have been impaired.

Equity Method Investments

Investee companies that are not consolidated, but over which the Company exercises significant influence, are accounted for under the equity method of accounting.  Under the equity method of accounting, an Investee company’s accounts are not reflected within the Company’s Consolidated Balance Sheets and Statements of Operations; however, the Company’s share of the earnings or losses, net of intercompany earnings or losses, of the Investee company is reflected in earnings.

Proportional Consolidation

The Company accounts for its 17.5% ownership interest in Sullivan Energy Ventures LLC (Sullivan), using the proportionate consolidation method of accounting.  Therefore, the Company’s proportionate share of Sullivan’s assets, liabilities, revenues and expenses are reflected in the corresponding line items within the balance sheets and statements of operations.  The Company includes its proportionate share of reserves from the Sullivan assets in its reserves presented in Note 17 and for purposes of calculating its depletion and ceiling test limitation.

Asset Retirement Obligations

The Company’s asset retirement obligations (ARO) relate to future costs associated with the plugging and abandonment of oil and gas wells, removal of equipment and facilities from leased acreage and returning such land to its original condition.  The fair value of a liability for an ARO is recorded in the period in which it is incurred and the cost of such liability is recorded as an increase in the carrying amount of the related long-lived asset by the same amount.  The liability is accreted each period and the capitalized cost is depleted on a units-of-production basis as part of the full cost pool.  Revisions to estimated AROs result in adjustments to the related capitalized asset and corresponding liability.

The estimated ARO liability is based on estimated economic lives, estimates as to the cost to plug and abandon the wells in the future, and federal and state regulatory requirements.  The liability is discounted using a credit-adjusted risk-free rate estimated at the time the liability is incurred or increased as a result of a reassessment of expected cash flows and assumptions inherent in the estimation of the liability.  Upward revisions to the liability could occur due to changes in estimated abandonment costs or well economic lives, or if federal or state regulators enact new requirements regarding the abandonment of wells.  AROs are valued utilizing Level 3 fair value measurement inputs.

The following table is a reconciliation of the ARO for the years ended December 31, 2010 and 2009.

	Year Ended December 31, 2010	Year Ended December 31, 2009

Balance at beginning of year	$749,470	$669,963
Accretion expense	17,367	43,315
Additions during period	97,597	36,192
Property dispositions	(512,480)	—

Balance at end of year	$351,954	$749,470

Financial Instruments

The Company’s financial instruments include cash and cash equivalents, accounts receivables, trade payables and accrued liabilities.  The carrying value of cash and cash equivalents, accounts receivables, payables and accrued liabilities are considered to be representative of their fair value, due to the short maturity of these instruments.  The Company’s derivative instruments are recorded at fair value, as discussed below and in Note 3.  The carrying amount of the Company’s credit facility approximated fair value since borrowings bear interest at variable rates.

Gas Derivative Instruments

The Company enters into commodity derivative contracts to manage its exposure to natural gas price volatility with an objective to achieve more predictable cash flows.  Commodity derivative contracts may take the form of futures contracts, swaps or options.  The Company has elected not to designate its derivatives as cash flow hedges.  All derivatives are initially and subsequently measured at estimated fair value and recorded as assets or liabilities on the consolidated balance sheets and the changes in fair value are recognized as gains or losses in revenues in the consolidated statements of operations.

Income Taxes

Nytis accounts for income taxes using the asset and liability method, whereby deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of assets and liabilities and their respective tax bases, as well as the future tax consequences attributable to the future utilization of existing tax net operating losses and other types of carryforwards.  Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences and carryforwards are expected to be recovered or settled.  The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

Stock-Based Compensation

Compensation cost is measured at the grant date based on the fair value of the awards and is recognized on a straight-line basis over the requisite service period (usually the vesting period).

Revenue Recognition

The Company accounts for natural gas sales using the entitlements method.  The Company accounts for oil sales when title to the product is transferred. Under the entitlements method, revenue is recorded based upon the Company’s share of volumes sold, regardless of whether the Company has taken its proportionate share of volumes produced.  The Company records a receivable or payable to the extent it receives less or more than its proportionate share of the related revenue.  Gas imbalances at December 31, 2010 and 2009 were not significant.

Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and expenses and disclosure of contingent assets and liabilities.  Significant items subject to such estimates and assumptions include the carrying value of oil and gas properties, the estimate of proved oil and gas reserve volumes and the related depletion and present value of estimated future net cash flows and the ceiling test applied to capitalized oil and gas properties, determining the amounts recorded for deferred income taxes, stock-based compensation, fair value of derivative instruments and asset retirement obligations.  Actual results could differ from those estimates and assumptions used.

Impact of Recently Issued Accounting Standards

Effective January 1, 2010, the Company adopted new authoritative guidance for fair value measurements and disclosures requiring additional disclosures related to transfers in and out of Levels 1 and 2 fair value measurements, inputs and valuation techniques used to value Level 2 and 3 measurements and fair value disclosures for each class of asset and liability for Levels 1, 2, and 3.  The adoption had no impact on the Company’s consolidated financial position, results of operations or cash flows.  Effective January 1, 2011, the Company will adopt the new guidance requiring that purchases, sales, issuances, and settlements in the rollforward activity in Level 3 measurements be disclosed.  Refer to Note 3 for further details regarding the Company’s assets and liabilities measured at fair value.

Change in Method of Determining Oil and Gas Reserves	12 Months Ended
Dec. 31, 2010
Change in Method of Determining Oil and Gas Reserves
Change in Method of Determining Oil and Gas Reserves

Note 2 — Change in Method of Determining Oil and Gas Reserves

In December 2008, the SEC revised its requirements for oil and gas reserves estimation and disclosures and related definitions to align them with current practices and changes in technology.  In January 2010, the Financial Accounting Standards Board (FASB) aligned the current oil and gas reserve estimation and disclosure requirements with those of the SEC.  As discussed earlier, the Company follows the full cost method of accounting for which the SEC provides guidance.  Among other things, the SEC and FASB amendments replace the single-day, year-end pricing assumption with a twelve-month average pricing assumption, revise certain definitions and allow the use of certain technologies to establish reserves.

As of December 31, 2009, the Company changed its method of determining the quantities of oil and gas reserves which impacted the amount recorded for depreciation, depletion and amortization and the ceiling test calculation for oil and gas properties.  Under the new rules, the Company prepared its oil and gas reserve estimates as of December 31, 2009 using average, first-day-of-the-month prices during the twelve month period ending December 31, 2009.  In prior years, the Company used year-end spot prices.  For 2009, the Company calculated depletion for the year using year-end reserves, and as a result, the new rules impacted the amount of depletion recorded for oil and gas properties and the ceiling test calculation for the year ended December 31, 2009.  In addition, under the new guidance, subsequent price increases cannot be considered in the ceiling test calculation.  Another significant provision of the new rules is a general requirement that, subject to limited exceptions, proved undeveloped reserves may only be booked if they relate to wells scheduled to be drilled within five years of the date of booking.

The adoption of the new rules was considered a change in accounting principle inseparable from a change in accounting estimate and due to the change in methodology for pricing utilized to prepare oil and gas reserves and the five year limitation rule for proved undeveloped reserves, had a significant impact on the ceiling test for the Company for the year ended December 31, 2009.  Under the new rules, the Company’s oil and gas properties exceeded the ceiling limitation by approximately  $16.1 million.  Under the old rules, the Company would not have exceeded its ceiling limitations.  In addition, the Company’s depletion rate, calculated under the new rules, increased by approximately 56% compared to the depletion rate calculated using the previous guidelines.  Accordingly, the impact of the adoption of the new rules resulted in a reduction of net income of  $16.2 million for the year ended December 31, 2009.

Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Fair Value Measurements
Fair Value Measurements

Note 5 — Fair Value Measurements

Authoritative guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants at the measurement date.  The guidance establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.  Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Company.  Unobservable inputs are inputs that reflect the Company’s assumptions of what market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  The hierarchy is broken down into three levels based on the reliability of the inputs as follows:

Level 1:	Quoted prices are available in active markets for identical assets or liabilities;

Level 2:	Quoted prices in active markets for similar assets or liabilities that are observable for the asset or liability; or

Level 3:	Unobservable pricing inputs that are generally less observable from objective sources, such as discounted cash flow models or valuations.

Financial assets and liabilities are classified based on the lowest level of input that is significant to the fair value measurement.  The Company’s policy is to recognize transfers in/and or out of fair value hierarchy as of the end of the reporting period for which the event or change in circumstances caused the transfer.  The Company has consistently applied the valuation techniques discussed below for all periods presented.

The following table presents the Company’s financial assets and liabilities that were accounted for at fair value on a recurring basis as of June 30, 2011 and December 31, 2010 by level within the fair value hierarchy:

	Fair Value Measurements Using
(in thousands)	Level 1	Level 2	Level 3	Total
June 30, 2011
Assets:
Commodity derivatives	$—	$112	$—	$112

December 31, 2010
Assets:
Commodity derivatives	$—	$171	$—	$171

As of June 30, 2011, the Company’s commodity derivative financial instruments are comprised of four natural gas swap agreements.  The fair values of the swap agreements are determined under the income valuation technique using a discounted cash flow model.  The valuation model requires a variety of inputs, including contractual terms, published forward prices, volatilities for options, and discount rates, as appropriate.  The Company’s estimates of fair value of derivatives include consideration of the counterparty’s credit worthiness, the Company’s credit worthiness and the time value of money.  The consideration of these factors result in an estimated exit-price for each derivative asset or liability under a market place participant’s view.  All of the significant inputs are observable, either directly or indirectly; therefore, the Company’s derivative instruments are included within the Level 2 fair value hierarchy. The counterparty in all of the Company’s commodity derivative financial instruments is the lender in the Company’s bank credit facility.

Assets Measured and Recorded at Fair Value on a Non-recurring Basis

The fair value of each of the following assets and liabilities measured and recorded at fair value on a non-recurring basis are based on unobservable pricing inputs and therefore, are included within the Level 3 fair value hierarchy.

The Company uses the income valuation technique to estimate the fair value of asset retirement obligations using the amounts and timing of expected future dismantlement costs, credit-adjusted risk-free rates and time value of money.  During the six months ended June 30, 2011 and 2010, the Company recorded asset retirement obligations for additions of approximately  $1.5 million and  $4,000, respectively. See Note 2 for additional information.

To determine the fair value of the proved developed properties acquired related to the ING Assets, the Company used a discounted cash flow model based on an income approach and made market assumptions as to future commodity prices, projections of estimated quantities of oil and natural gas reserves, expectations for timing and amount of future development and operating costs, projections of future rates of production, expected recovery rates and risk adjusted discount rates.  The Company determined the appropriate discount rates used for the discounted cash flow analyses by first determining the Company’s weighted average cost of capital plus property specific risk premiums for the assets acquired.  The proved developed properties acquired have a much longer reserve to production ratio than its peer group and extreme sensitivities to changes in natural gas prices relative to the resultant present value of the proved developed properties.  The Company estimated property specific risk premiums taking those factors, among others, into consideration.

The fair value of the non-controlling interest in the partnerships the Company is required to consolidate related to the ING Assets, was determined based on the net discounted cash flows of the proved developed properties attributable to the non-controlling interests in these partnerships.

The Company assumed certain firm transportation contracts as part of the ING Assets acquired.  The fair value of the firm transportation obligations were determined based upon the contractual obligations assumed by the Company and discounted based upon the Company’s effective borrowing rate.  These contracted obligations will be amortized on a monthly basis as the Company pays these firm transportation obligations in the future.

Note 3 — Fair Value Measurements

Authoritative guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants at the measurement date.  The guidance establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.  Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Company.  Unobservable inputs are inputs that reflect the Company’s assumptions of what market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  The hierarchy is broken down into three levels based on the reliability of the inputs as follows:

Level 1:                             Quoted prices are available in active markets for identical assets or liabilities;

Level 2:                             Quoted prices in active markets for similar assets or liabilities that are observable for the asset or liability; or

Level 3:                             Unobservable pricing inputs that are generally less observable from objective sources, such as discounted cash flow models or valuations.

Financial assets and liabilities are classified based on the lowest level of input that is significant to the fair value measurement.  The Company’s policy is to recognize transfers in/and or out of fair value hierarchy as of the end of the reporting period for which the event or change in circumstances caused the transfer.  The Company has consistently applied the valuation techniques discussed below for all periods presented.

The following table presents the Company’s financial assets and liabilities that were accounted for at fair value on a recurring basis as of December 31, 2010 and 2009 by level within the fair value hierarchy:

	Fair Value Measurements Using
	Level 1	Level 2	Level 3	Total
December 31, 2010
Assets:
Commodity derivatives	$—	$170,840	$—	$170,840

December 31, 2009
Liabilities:
Commodity derivatives	$—	$123,670	$—	$123,670

As of December 31, 2010, the Company’s commodity derivative financial instruments are comprised of two natural gas swap agreements.  As of December 31, 2009, the Company’s commodity derivative financial instruments were comprised of four natural gas swap agreements that expired in 2010.  The fair values of the swap agreements are determined under the income valuation technique using a discounted cash flows model.  The valuation models require a variety of inputs, including contractual terms, published forward prices, volatilities for options, and discount rates, as appropriate.  The Company’s estimates of fair value of derivatives include consideration of the counterparty’s credit worthiness, the Company’s credit worthiness and the time value of money.  The consideration of these factors results in an estimated exit-price for each derivative asset or liability under a market place participant’s view.  All of the significant inputs are observable, either directly or indirectly; therefore, the Company’s derivative instruments are included within the Level 2 fair value hierarchy. The counterparty in all of the Company’s commodity derivative financial instruments is the lender in the Company’s bank credit facility.

Assets Measured and Recorded at Fair Value on a Non-recurring Basis

The Company uses the income valuation technique to estimate the fair value of asset retirement obligations using the amounts and timing of expected future dismantlement costs, credit-adjusted risk-free rate and time value of money.  Accordingly, the fair value is based on unobservable pricing inputs and therefore, is included within the Level 3 fair value hierarchy.  During the years ended December 31, 2010 and 2009, the Company recorded asset retirement obligations of approximately  $98,000 and  $36,000, respectively. See Note 1 for additional information.

The acquisition discussed in Note 4 for  $1.3 million qualifies as a business combination and, as such, the Company estimated the fair value of each property as of the acquisition date (the date on which the Company obtained control of the properties).  The fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  Fair value measurements also utilize assumptions of market participants.  The Company used a discounted cash flow model and made market assumptions as to future commodity prices, projections of estimated quantities of oil and natural gas reserves, expectations for timing and amount of future development and operating costs, projections of future rates of production, expected recovery rates and risk adjusted discount rates.  These assumptions represent Level 3 inputs.

Dispositions and Acquisitions	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Dispositions and Acquisitions
Dispositions and Acquisitions

Note 4 — Acquisitions

ING Assets

On April 22 and June 29, 2011, Nytis LLC effected an initial and subsequent close, respectively, under a February 14, 2011 Asset Purchase Agreement, as amended (the “ING APA”) with The Interstate Natural Gas Company, LLC and certain related parties, as seller (hereafter collectively referred to as “ING”), of certain gas and oil assets (the “ING Assets”).  The initial closing was held on April 22, 2011 for the purchase of approximately 45 natural gas wells for approximately  $1.5 million.  The subsequent closing was held on June 29, 2011 for the purchase of the remaining assets consisting of interests in approximately 385 producing wells (total 430 producing wells), natural gas gathering and compression facilities and other related assets, for approximately  $23.2 million.  The Company paid a total of approximately  $25.9 million cash for the ING Assets which included additional purchase price adjustments and  $600,000 consideration for extending the date of the final closing.

The Company acquired these assets to obtain proved developed producing reserves that were proximate and complimentary to the Company’s current production and reserve base.  The ING Assets consist of certain natural gas properties, natural gas gathering and compression facilities and other related assets located in eastern Kentucky and four counties in West Virginia.  Specifically, the ING Assets include (i) some but not all of ING’s leases and interests in natural gas and oil leases, and wells and wellbores and related natural gas production equipment; (ii) partnership interests in various general partnerships that own comparable natural gas and oil assets as to which ING was the managing general partner, and where Nytis LLC succeeded to ING’s position as managing general partner, (iii) partnership interests in other general partnerships in which ING owned partnership interests, but was not the managing general partner; (iv) natural gas gathering and compression facilities related only to the acquired properties; and (v) various other contracts, and insignificant amounts of vehicles and equipment and easements and rights-of-way relating to or used in connection with the ownership and operation of the ING assets.  Nytis LLC assumed certain obligations to transport gas from wells that are owned by ING (or its affiliates) that Nytis LLC did not acquire, as well as obligations under other contracts and agreements that Nytis LLC acquired at the Final Closing.

The ING acquisition qualifies as a business combination and, as such, the Company estimated the fair value of the assets acquired and liabilities assumed as of the acquisition date (the date on which the Company obtained control of the properties).

A deminimus amount of revenues and earnings related to the ING Assets are included in the accompanying statement of operations for the three months ended June 30, 2011.  The Company expensed approximately  $227,000 and  $416,000 of transaction costs that were included in general and administrative expenses on the accompanying consolidated statement of operations during the three and six months ended June 30, 2011, respectively.

Total purchase consideration is still subject to final working capital adjustments which are expected to be completed within 120 days from the date of closing.  At this time, the Company does not believe there will be significant adjustments to the amounts recorded.

The following table summarizes the consideration paid to ING and the estimated fair value of the assets acquired and liabilities assumed.  See Note 5 for discussion of the fair value measurements.

(in thousands)
Consideration paid to sellers:
Cash consideration	$25,858

Recognized amounts of identifiable assets acquired and liabilities assumed:
Proved developed properties and related support facilities	$38,537
Asset retirement obligations	(1,402)
Operations receivable	474
Firm transportation obligations receivable:
Current	1,050
Long-term	2,061
Accounts and revenue payables assumed	(631)
Firm transportation obligations assumed	(8,186)
Non-controlling equity interests	(6,045)
Total identifiable net assets	$25,858

Pro Forma

Below are consolidated results of operations for the six months and the quarter ended June 30, 2011 and 2010, as though the ING acquisition made during 2011 had been completed as of January 1, 2011 and 2010, respectively.

	Three Months Ended	Six Months Ended	Three Months Ended	Six Months Ended
(in thousands, except share data)	June 30, 2011	June 30, 2011	June 30, 2010	June 30, 2010

Revenue	$3,914	$7,619	$3,138	$7,893
Net (loss) income before non-controlling interests	(357)	(7,487)	174	6,732
Net income attributable to non-controlling interests	(142)	(345)	(239)	(1,320)
Net (loss) income attributable to controlling interests	(499)	(7,832)	(65)	5,412

Net income (loss) per share (basic)	(0.01)	(0.17)	0.00	0.12
Net income (loss) per share (diluted)	(0.01)	(0.17)	0.00	0.11

Note 4 — Dispositions and Acquisitions

In March 2010, the Company sold all of its interests in the Pennsylvania assets owned by Nytis LLC and Nytis Pennsylvania to a third party for  $30.2 million, net of normal adjustments and transaction fees, with an effective date of February 1, 2010.  Proceeds from this sale were used to reduce outstanding borrowings due under the Company’s credit facility (see Note 7) and accounts payable due Nytis Exploration Company (NEC) (see Note 14), to pay resultant taxes due to the sale of these assets and distribute funds to members of Nytis Pennsylvania.  Because the sale of these assets significantly altered the relationship between capitalized costs and proved reserves, the Company recorded a gain of approximately  $10.1 million.  As certain of these assets sold comprised all of the assets of Nytis Pennsylvania, this subsidiary is in the process of being dissolved and its business wound up.

In September 2010, the Company sold all of its interest in undeveloped acreage located in Webster County, West Virginia for approximately  $770,000.

During 2010, the Company purchased a 17.5% interest in Sullivan Energy Ventures, LLC (Sullivan) for approximately  $415,000. As of December 31, 2010, Sullivan’s investment consists of a 50% interest in Sunrise Energy, LLC (Sunrise).  Sunrise’s assets are comprised principally of a gathering system which moves production from the Company’s producing gas wells in a specific area to a major delivery point to be transported to market, unevaluated properties and producing wells.  The Company includes its proportionate share of Sunrise’s net assets in its oil and gas properties in the consolidated balance sheet.  All intercompany transactions are eliminated.

In June 2010, the Company acquired an interest in 19 producing wells located Boyd and Greenup Counties, Kentucky for a cash purchase price of approximately  $1.3 million which qualifies as a business combination. The following table summarizes the consideration paid to the sellers and the amounts of the assets acquired and liabilities assumed in the  $1.3 million acquisition.

(in thousands)
Consideration paid to sellers:
Cash consideration	$1,300

Recognized amounts of identifiable assets acquired and liabilities assumed:
Proved developed and undeveloped properties	$1,362
Asset retirement obligations	(62)
Total identifiable net assets	$1,300

During 2009, the Company received approximately  $2.7 million relating to two separate farmout agreements with terms of 5 and 10 years, respectively.  Under the terms of the agreements, the co-parties earn an interest in specific undeveloped acreage in Kentucky and West Virginia by completing a defined drilling program.  The Company may participate up to a maximum of 50% working interest in the drilling of any well and retains an overriding royalty ranging between 2% and 5%.  If the drilling commitments are not completed by the co-parties, the unearned acreage is retained by the Company.  The proceeds from these farmout agreements were recorded as a reduction of the Company’s investment in its oil and gas properties.

Property and Equipment	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Property and Equipment
Property and Equipment

Note 6 — Property and Equipment

Net property and equipment as of June 30, 2011 and December 31, 2010 consists of the following:

(in thousands)	June 30, 2011	December 31, 2010

Oil and gas properties
Proved oil and gas properties	$81,548	$43,535
Unproved properties not subject to depletion	2,183	2,164
Accumulated depreciation, depletion, amortization and impairment	(30,166)	(22,121)
Net oil and gas properties	53,565	23,578

Furniture and fixtures, computer hardware and software, and other equipment	528	488
Accumulated depreciation and amortization	(407)	(407)
Net other property and equipment	121	81

Total net property and equipment	$53,686	$23,659

As of June 30, 2011 and December 31, 2010, the Company had approximately  $2.2 million of unproved oil and gas properties not subject to depletion.  The costs not subject to depletion relate to unproved properties that are excluded from amortized capital costs until it is determined whether or not proved reserves can be assigned to such properties.  The excluded properties are assessed for impairment at least annually.  Subject to industry conditions, evaluation of most of these properties and the inclusion of their costs in amortized capital costs is expected to be completed within five years.

The Company capitalized overhead applicable to acquisition, development and exploration activities of approximately  $198,000 and  $195,000 for the six months ended June 30, 2011 and 2010, respectively.

Note 5 — Property and Equipment

Net property and equipment at December 31, 2010 and 2009 consists of the following:

	Year Ended December 31, 2010	Year Ended December 31, 2009

Oil and gas properties:
Proved oil and gas properties	$43,535,107	$60,795,447
Unproved properties not subject to depletion	2,163,899	5,135,018
Accumulated depreciation, depletion, amortization and impairment	(22,120,742)	(24,057,894)
Net oil and gas properties	23,578,264	41,872,571

Furniture and fixtures, computer hardware and software, and other equipment	488,194	519,039
Accumulated depreciation and amortization	(407,491)	(390,852)
Net other property and equipment	80,703	128,187

Total net property and equipment	$23,658,967	$42,000,758

At December 31, 2010 and 2009, the Company had approximately  $2.2 million and  $5.1 million, respectively, of unproved oil and gas properties not subject to depletion.  The costs not subject to depletion relate to unproved properties that are excluded from amortized capital costs until it is determined whether or not proved reserves can be assigned to such properties.  The excluded properties are assessed for impairment at least annually.  Subject to industry conditions, evaluation of most of these properties and the inclusion of their costs in amortized capital costs is expected to be completed within five years.

During the years ended December 31, 2010 and 2009, overhead applicable to acquisition, development and exploration activities in the amounts of approximately  $436,000 and  $670,000, respectively, was capitalized to oil and gas properties.

Depreciation, depletion and amortization expense related to oil and gas properties for the years ended December 31, 2010 and 2009 was approximately  $1.5 million, or  $1.52 per equivalent Mcfe, and  $2.6 million, or  $1.96 per equivalent Mcfe, respectively.  Depreciation and amortization expense related to furniture and fixtures, computer hardware and software and other equipment for the years ended December 31, 2010 and 2009 was approximately  $50,000 and  $85,000, respectively.

Equity Method Investment	12 Months Ended
Dec. 31, 2010
Equity Method Investment
Equity Method Investment

Note 6 — Equity Method Investment

During 2010, the Company invested  $560,000 for a 50% interest in Crawford County Gas Gathering Company, LLC (CCGGC).  CCGGC owns and operates pipelines and related gathering and treating facilities that it acquired in 2010.  The Company’s gas production located in Illinois is gathered and transported on CCGGC’s gathering facilities.  The Company’s investment in CCGGC is accounted for under the equity method of accounting, and its share of the income or loss is recognized.  During 2010, the Company recorded approximately  $23,000 of equity method income related to this investment.

Bank Credit Facility	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Bank Credit Facility
Bank Credit Facility

Note 7 — Bank Credit Facility

On April 22 and June 10, 2011, Nytis LLC amended its credit facility with the Bank of Oklahoma.  The credit facility’s maturity date was extended from May 2012 to May 2014.  The facility’s borrowing base was increased from  $8 million to  $20 million and the maximum line of credit available under hedging arrangements was increased from  $2.7 million to  $5.0 million.  The Funded Debt Ratio (the ratio of the outstanding balance of all interest bearing indebtedness to the sum of EBITDAX (net income plus interest expense, income taxes, depreciation, depletion, amortization, exploration and impairment expenses and other non-cash charges) for the most recently completed four consecutive fiscal quarters) increased from 3.5 to 1 to 4.25 to 1.  In connection with these amendments to the credit facility, Carbon entered into an agreement with the Bank of Oklahoma to guaranty Nytis LLC’s obligations under its credit facility.  Nytis LLC also granted the Bank of Oklahoma a security interest in certain of the assets it recently acquired from ING and their related parties (see Note 4).

No repayments of principal are required until maturity, except to the extent that outstanding balances exceed the borrowing base then in effect; however, the Company has the right both to repay principal at any time and to reborrow.  Subject to the agreement of the Company and the lender, the size of the credit facility may be increased up to  $50 million.  As of June 30, 2011, the borrowing base was  $20.0 million.  The borrowing base is redetermined semi-annually, and the available borrowing amount could be increased or decreased as a result of such redeterminations.  Under certain circumstances the lender may request an interim redetermination.  The facility has variable interest rates based upon the ratio of outstanding debt to the borrowing base.  Interest rates are based on either an Alternative Base Rate or LIBOR.  The portion of the loan based on an “Alternate Base Rate” is determined by the rate per annum equal to the greatest of the following: (a) the Federal Funds Rate for such day plus one-half of one percentage point, (b) the Prime Rate for such day or (c) LIBOR for a one-month LIBOR Interest Period plus one percentage point; plus 1.5%.  The portion based on LIBOR is determined by the rate per annum equal to LIBOR plus between 2.5% and LIBOR plus 3.25% for each LIBOR tranche. For all debt outstanding regardless of if the loan is based on the Alternative Base Rate or LIBOR, there is a minimum floor of 4.5% per annum. In addition, the credit facility includes a hedging component that provides a line of credit under commodity swap, exchange, collar, cap and fixed price agreements and agreements designated to protect the Company against changes in interest and currency exchange rates.  The maximum amount of credit on this line is  $5.0 million.

At June 30, 2011, there were approximately  $9.8 million in outstanding borrowings under the credit facility.  The Company’s effective borrowing rate at June 30, 2011 was 4.5%.  The credit facility is collateralized by substantially all of the Company’s oil and gas assets.  The credit facility includes terms that place limitations on certain types of activities and the payment of dividends, and requires satisfaction of a current ratio (the ratio of current assets to current liabilities) of 1.0 to 1.0 and a maximum Funded Debt Ratio of 4.25 to 1.0 as of the end of any fiscal quarter.  The Company is in compliance with all covenants associated with the credit agreement as of June 30, 2011.

Note 7 — Bank Credit Facility

On May 31, 2010, the Company amended its credit facility with the Bank of Oklahoma.  The credit facility matures in May 2012.  No repayments of principal are required until maturity, except to the extent that outstanding balances exceed the borrowing base then in effect; however, the Company has the right both to repay principal at any time and to reborrow.  Subject to the agreement of the Company and the lender, the size of the credit facility may be increased up to  $50.0 million.  As of December 31, 2010, the borrowing base was  $8.0 million.  The borrowing base is redetermined semi-annually, and the available borrowing amount could be increased or decreased as a result of such redeterminations.  Under certain circumstances the lender may request an interim redetermination.  The facility has variable interest rates based upon the ratio of outstanding debt to the borrowing base.  Interest rates are based on either an Alternative Base Rate or LIBOR.  The portion of the loan based on an “Alternate Base Rate” is determined by the rate per annum equal to the greatest of the following: (a) the Federal Funds Rate for such day plus one-half of one percentage point, (b) the Prime Rate for such day or (c) LIBOR for a one-month LIBOR Interest Period plus 2.5%; plus 1.5%.  The portion based on LIBOR is determined by the rate per annum equal to LIBOR plus between 2.5% and 3.25% for each LIBOR tranche.

For all debt outstanding regardless of whether the loan is based on the Alternative Base Rate or LIBOR, there is a minimum floor of 4.5% per annum.  In addition, the credit facility includes a hedging component that provides a line of credit under commodity swap, exchange, collar, cap and fixed price agreements and agreements designated to protect the Company against changes in interest and currency exchange rates.  The maximum amount of credit on this line is  $2.7 million.  The credit facility is collateralized by substantially all of the Company’s oil and gas assets.  The credit facility includes terms that place limitations on certain types of activities and the payment of dividends, and requires satisfaction of a minimum current ratio (the ratio of current assets to current liabilities) of 1.0 to 1.0 and a maximum Funded Debt Ratio (the ratio of the outstanding balance of all interest bearing indebtedness to the sum of EBITDAX (net income plus interest expense, income taxes, depreciation, depletion, amortization, exploration and impairment expenses and other non-cash charges) for the most recently completed four consecutive fiscal quarters) of 3.5 to 1.0 as of the end of any fiscal quarter.

As of December 31, 2010 and 2009, outstanding balances on the credit facility were approximately  $3.1 million and  $24.0 million, respectively. The Company’s effective borrowing rate at December 31, 2010 and 2009 was 4.8% and 4.5%, respectively.  The Company is in compliance with all covenants associated with the credit agreement as of December 31, 2010.   As of December 31, 2010, there were no outstanding borrowings under the hedging component of the line of credit.

Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Income Taxes
Income Taxes

Note 8 — Income Taxes

We recognize deferred income tax assets and liabilities for the estimated future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. We have net operating loss carryforwards available in certain jurisdictions to reduce future taxable income. Future tax benefits for net operating loss carryforwards are recognized to the extent that realization of these benefits is considered more likely than not. To the extent that available evidence raises doubt about the realization of a deferred income tax asset, a valuation allowance is established.

At June 30, 2011, the Company has established a full valuation allowance against the balance of net deferred tax assets.

Note 8 — Income Taxes

The provision for income taxes for the years ended December 31, 2010 and 2009 consists of the following:

	Year Ended December 31, 2010	Year Ended December 31, 2009

Current income tax expense	$620,000	$—
Deferred income tax (benefit) expense	2,699,000	(7,113,000)
Change in valuation allowance	2,085,000	2,329,000

Total income tax expense (benefit)	$5,404,000	$(4,784,000)

The effective income tax rate for the years ended December 31, 2010 and 2009 differed from the statutory U.S. federal income tax rate as follows:

	Year Ended December 31, 2010	Year Ended December 31, 2009

Federal income tax rate	35.0%	(35.0)%
State income taxes, net of federal benefit	6.7	(5.0)
Other	(.8)	(.5)
Increase in valuation allowance and other	18.1	14.1

Total income tax (benefit)	59.0%	(26.4)%

The tax effects of temporary differences that gave rise to significant portions of the deferred tax assets and liabilities at December 31, 2010 and 2009 are presented below:

	December 31, 2010	December 31, 2009

Deferred tax assets
Net operating loss carryforwards	$1,627,000	$5,589,000
Depletion carryforwards	1,200,000	741,000
Accrual and other	62,000	170,000
Asset retirement obligations	146,000	300,000
Property, plant and equipment	1,400,000	313,000
Total deferred tax assets	4,435,000	7,113,000

Deferred tax liability
Derivatives	(21,000)	—

Less valuation allowance	(4,414,000)	(2,329,000)

Net deferred tax asset	$—	$4,784,000

The Company has net operating losses (NOL) of approximately  $3.7 million available to reduce future years’ federal taxable income.  The federal net operating losses expire in 2029.  The Company has NOL of approximately  $7.4 million available to reduce future years’ state taxable income.  These state NOL will expire in the future based upon each jurisdiction’s specific law surrounding NOL carryforwards.  Tax returns are subject to audit by various taxation authorities.  The results of any audits will be accounted for in the period in which they are determined.

The Company believes that the tax positions taken in the Company’s tax returns satisfy the more-likely-than-not threshold for benefit recognition.  Furthermore, the Company believes it has appropriately addressed material book-tax differences.  Nytis is confident that the amounts claimed (or expected to be claimed) in the tax returns reflect the largest amount of such benefits that are greater than fifty percent likely of being realized upon ultimate settlement.  Accordingly, no liabilities have been recorded by the Company.  Any potential adjustments for uncertain tax positions would be a reclassification between the deferred tax asset related to the Company’s NOL and another deferred tax asset.  No penalty or interest would be recorded as the Company has not been in a taxable income position prior to 2010.

Stockholders' Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Stockholders' Equity
Stockholders' Equity

Note 9 — Stockholders’ Equity

Authorized and Issued Capital Stock

On March 22, 2011, the Company increased the number of its authorized common stock from 48,500,000 shares to 100,000,000 shares with a par value of  $0.01 per share and deleted any and all references to the Class A Common Stock.

On June 16, 2011, a series of preferred stock designated as the “Series A Convertible Preferred Stock” to consist of 100 authorized shares with a par value  $0.01 per share was created. Upon the effective date of filing a Certificate of Amendment to its Certificate of Incorporation (that would increase the Company’s authorized common stock from 100,000,000 shares to 200,000,000 shares) the preferred stock automatically converts into common stock.

Effective July 18, 2011, Carbon filed a Certificate of Amendment to its Certificate of Incorporation thereby increasing its authorized common stock shares from 100,000,000 to 200,000,000 shares, and concurrently, the 100 shares of Series A Convertible Preferred Stock were converted into 22,222,222 shares of Carbon’s  $0.01 par value per share common stock.

On June 29, 2011, the Company entered into a common stock purchase agreement with various institutional investors and other accredited investors for the private placement (the “Private Placement”) of 44,444,444 shares of the Company’s common stock at a price of  $0.45 per share, and a preferred stock purchase agreement with an institutional investor and affiliate of the Company’s current majority stockholders, for the private placement of 100 shares of the Company’s Series A Convertible Preferred Stock at a price of  $100,000 per share, automatically convertible to 22,222,222 shares of common stock upon the effective date of filing the Certificate of Amendment to its Certificate of Incorporation described above.

The  $30 million in gross proceeds from the offering is before the deduction of fees payable to the placement agents, representing five percent of gross proceeds ( $1.5 million), plus reimbursement of certain expenses and legal fees they incurred of approximately  $355,000, as well as other fees and expenses of approximately  $375,000 incurred by the Company in connection with the private placement.

Net proceeds from the Private Placement were used principally to complete the acquisition of certain gas and oil assets from ING (see Note 4) and to pay down certain amounts outstanding under the Company’s bank credit facility subsequent to June 30, 2011 (see Note 15).

As of June 30, 2011, the authorized capital stock of Carbon was 101,000,000 shares, comprised of 100,000,000 shares of common stock and 1,000,000 shares of preferred stock.

During the three and six month period ended June 30, 2011, no stock options, warrants or restricted stock were granted or forfeited.

Pursuant to the merger (see Note 3), all options, warrants and restricted stock have been adjusted to reflect the conversion ratio used in the merger.  Accordingly, as of June 30, 2011, the Company has 342,459 options outstanding and exercisable, 2,696,133 warrants (including 250,000 warrants granted by SLSC prior to the merger) and 1,956,912 shares of common stock outstanding that are subject to restricted stock agreements.

Also pursuant to the merger, Nytis USA was authorized, as manager of Nytis LLC, to offer to redeem all unvested, forfeitable restricted membership interests pursuant to the Nytis LLC restricted membership interest plan.  All of the restricted membership interests were redeemed in February 2011 for  $300,000 and recorded as a general and administrative expense in the first quarter of 2011.

Note 9 — Stockholders’ Equity

Authorized and Issued Capital Stock

The authorized capital stock of Nytis is 101,000 shares, consisting of 100,000 shares of common stock with a par value of  $0.01 per share and 1,000 shares of preferred stock with a par value of  $0.01 per share.  On May 19, 2005, the Company issued 28,175 shares of common stock for proceeds, including the receipt of a share purchase promissory note, totaling approximately  $28.1 million net of share issuance costs of approximately  $89,000.  Subsequent to that date and through the year ending December 31, 2008, the Company issued 1,200 shares of restricted stock. During the year ended December 31, 2009, the Company issued 175 shares of restricted stock and 175 shares of restricted stock were forfeited.  During 2010, in a cashless transaction, 454 shares of stock valued at approximately  $694,000 were surrendered to pay a promissory note receivable and held as treasury shares resulting in 28,921 shares of common stock outstanding (net of treasury shares)  at December 31, 2010.

Stock Option Plan

Under the Company’s stock option plan, the aggregate number of options which may be issued to directors, employees and consultants shall not exceed 300.  Any shares to be issued upon exercise of the options would be from newly issued shares.  The option price for incentive stock options granted under the plan shall not be less than 100% of the fair value of the shares subject to the option.  The option price for nonqualified stock options granted under the plan shall not be less than 85% of the fair market value.  The following table summarizes certain information with respect to the Company’s stock option activity for the years ended December 31, 2010 and 2009.  There were no option activities for the year ended December 31, 2010.

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)

Outstanding — January 1, 2009	255		$7.46
Forfeited	(45)	1,067

Outstanding — December 31, 2009	210	1,043	6.43

Outstanding — December 31, 2010	210	1,043	5.43

Exercisable — December 31, 2010	210	$1,043	5.43

Each option has ten year duration from the date of each individual grant.

For the years ended December 31, 2010 and 2009, there was no compensation costs related to non-vested options.

Warrants

Prior to January 1, 2006, the Company granted 1,500 warrants to an officer of the Company.  Any shares to be issued upon exercise of the warrants would be from newly issued shares.  Utilizing the minimum valuation method under the Black-Scholes option price model, the Company determined that the fair value of the warrants at the date of grant was nil.  Each warrant enables the holder to purchase one share of common stock of the Company, at an initial exercise price of  $1,000 per share of common stock until expiry on June 1, 2015.  The initial warrant exercise price of  $1,000 per share of common stock is to increase annually at 6% starting June 1, 2006 and the exercise price for each of the warrants at December 31, 2010 and 2009 was  $1,386 and  $1,307, respectively.  Of the 1,500 warrants outstanding at December 31, 2010 and 2009, all are currently exercisable.  There were no warrants granted in 2009 and 2010.

Restricted Stock Plan

Under the Company’s restricted stock plan, participants may be granted stock without cost to the participant.  The aggregate number of shares of restricted stock which may be granted under the plan shall not exceed 1,200.  Shares of restricted stock vest upon achieving certain performance targets, which are based on the fair value of the consideration received from the sale or other disposition of shares of the Company’s common stock as a result of a change of control.  The Company cannot reasonably estimate the grant date fair value of these units due to the complexity of the terms of the vesting.  The shares of restricted stock are held in escrow and upon vesting are released to the participants.

There were 1,200 shares of restricted stock outstanding at December 31, 2010 and 2009.   There was no activity with respect to the Company’s restricted stock plan during 2010.  For the year ended December 31, 2009, 175 shares of restricted stock were granted and forfeited.

The Company continues to account for grants made in 2005 using variable plan accounting.  The Company accounts for grants made after 2005 at their intrinsic value, remeasured at each reporting date through the date of vesting.  The final measurement will be the intrinsic value of the instrument at the vesting date.  The accounting for grants issued subsequent to 2005 is the same because the final measurement of compensation cost will be based on the number of shares of restricted stock that ultimately vest using the market price at the date of vesting (i.e. a date performance criterion is met).  At December 31, 2010 and 2009, the Company estimated that none of the shares of restricted stock issued would vest and accordingly, no compensation cost has been recorded.

Share Promissory Note

On May 19, 2005, the Company received a promissory note totaling approximately  $500,000 due from a corporation controlled by an officer of the Company in exchange for the issuance of 500 shares of common stock issued to the corporation.  The promissory note bears interest at a rate of 6% per annum compounded annually and is secured under a stock pledge agreement by 500 shares of common stock of the Company and by a personal guarantee by the officer.  The promissory note, including accrued interest, is payable on the earlier of (i) June 1, 2012 or (ii) the date upon which the Company or any successor to the Company registers any class of its securities under Section 12 of the Securities Exchange Act of 1934 (the 1934 Act), is required to file periodic reports under Section 15(d) of the 1934 Act, or files a registration statement under the Securities Act of 1933, as amended.

On December 31, 2010, the corporation controlled by an officer of the Company surrendered 454 shares of the Company’s common stock in full settlement of the promissory note totaling approximately  $694,000 including accrued interest. At December 31, 2009, the promissory note including accrued interest totaled approximately  $655,000.

Restricted Membership Plan

On March 16, 2006, a restricted membership interest plan (the Plan) was approved for Nytis LLC. The objective of the Plan is to provide key employees equity ownership in Nytis LLC. The Plan provides for vesting and forfeiture provisions based on (i) the Company achieving a target internal rate of return upon certain changes in control with regard to the Company, Nytis LLC, or substantially all of the assets of the Company and (ii) the employee’s continued employment. In 2008 the Plan was amended so that the interests available for grant under the Plan would not exceed five percent of the membership interest in Nytis LLC. The following table summarizes certain information with respect to the Plan for the years ended December 31, 2010 and 2009.

Percentage Outstanding

Outstanding at January 1, 2009	4.75%
Granted	.30
Forfeited	(.15)

Outstanding at December 31, 2009	4.90
Forfeited	(.40)

Outstanding at December 31, 2010	4.50%

This plan is similar to the restricted stock plan discussed earlier.  The Company accounts for grants under the restricted membership plan at their intrinsic value, remeasured at each reporting date.   The final measure of compensation cost is based on the membership interests that ultimately vest and the market price at the date the performance criteria are met.  At December 31, 2010 and 2009, the Company estimated that none of the membership interests issued would vest and accordingly, no compensation cost has been recorded.

Accounts Payable and Accrued Liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Accounts Payable and Accrued Liabilities
Accounts Payable and Accrued Liabilities

Note 10 — Accounts Payable and Accrued Liabilities

Accounts payable and accrued liabilities at June 30, 2011 and December 31, 2010 consist of the following:

(in thousands)	June 30, 2011	December 31, 2010

Accounts payable	$205	$342
Oil and gas revenue payable to oil and gas property owners	745	325
Production taxes payable	48	35
Accrued drilling costs	—	113
Accrued lease operating costs	260	98
Accrued ad valorem taxes	384	305
Accrued bonus and payroll costs	251	169
Private placement offering costs	1,757	—
Other accrued liabilities	310	245

Total accounts payable and accrued liabilities	$3,960	$1,632

Note 10 — Accounts Payable and Accrued Liabilities

Accounts payable and accrued liabilities at December 31, 2010 and 2009 consist of the following:

	December 31, 2010	December 31, 2009

Accounts payable	$341,899	$224,597
Oil and gas revenue payable to oil and gas property owners	325,544	554,188
Production taxes payable	35,044	16,278
Accrued drilling costs	112,661	171,016
Accrued lease operating costs	98,324	252,667
Accrued ad valorem taxes	305,224	342,099
Accrued general and administrative expenses	168,761	207,019
Accrued other	244,736	138,366

Total accounts payable and accrued liabilities	$1,632,193	$1,906,230

Physical Delivery Contracts and Gas Derivatives	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Physical Delivery Contracts and Gas Derivatives
Physical Delivery Contracts and Gas Derivatives

Note 11 — Physical Delivery Contracts and Gas Derivatives

The Company has historically used commodity-based derivative contracts to manage exposures to commodity price on certain of its gas production.  The Company does not hold or issue derivative financial instruments for speculative or trading purposes.  Nytis LLC also enters into gas physical delivery contracts to effectively provide gas price hedges.  Because these contracts are not expected to be net cash settled, they are considered to be normal sales contracts and not derivatives.  Therefore, these contracts are not recorded at fair value in the consolidated financial statements.

The Company has fixed price contracts requiring physical deliveries for approximately 90 Mcf per day for an average sales price of  $5.26 per Mcf, which are on a month-to-month basis.

At June 30, 2011, other than the above mentioned contracts, the Company’s other gas sales contracts approximate index prices.

The Company’s swap agreements as of June 30, 2011 are summarized in the table below:

Agreement	Remaining		Fixed Price	Floating Price Nytis USA
Type	Term	Quantity	Counterparty Payer	Payer
Swap	7/11 - 4/12	10,000 MMBtu/month	$5.25/ MMBtu	(a)
Swap	7/11 - 12/11	10,000 MMBtu/month	$4.80/ MMBtu	(a)
Swap	1/12 - 12/12	10,000 MMBtu/month	$5.07/ MMBtu	(a)

(a)          NYMEX Henry Hub Natural Gas futures contract for the respective delivery month.

For its swap instruments, the Company receives a fixed price for the hedged commodity and pays a floating price to the counterparty.  The fixed-price payment and the floating-price payment are netted, resulting in a net amount due to or from the counterparty.

The following table summarizes the fair value of the derivatives recorded in the consolidated balance sheets.  These derivative instruments are not designated as cash flow hedging instruments for accounting purposes:

(in thousands)	June 30, 2011	December 31, 2010
Natural gas derivative contracts:
Current assets	$112	$171
Current liabilities	$—	$—

The table below summarizes the realized and unrealized gains and losses related to the Company’s derivative instruments for the three and six months ended June 30, 2011 and 2010.  These realized and unrealized gains and losses are recorded and included in commodity derivative gain in the accompanying consolidated statements of operations.

	Three Months Ended June 30,		Six Months Ended June 30,
(in thousands)	2011	2010	2011	2010
Commodity derivative contracts:
Realized gains (losses)	$77	$158	$184	$118
Unrealized (losses) gains	(13)	(221)	(59)	293

Total realized and unrealized gains, net	$64	$(63)	$125	$411

Realized gains are included in cash flows from operating activities in the Company’s consolidated statements of cash flows.

The counterparty in all of the Company’s derivative instruments is the lender in the Company’s bank credit facility; accordingly, the Company is not required to post collateral since the bank is secured by the Company’s oil and gas assets.

Due to the volatility of natural gas prices, the estimated fair values of the Company’s derivatives are subject to large fluctuations from period to period.

Note 11 — Physical Delivery Contracts and Gas Derivatives

The Company has historically used commodity-based derivative contracts to manage exposures to commodity price on certain of its gas production.  The Company does not hold or issue derivative financial instruments for speculative or trading purposes.  Nytis also enters into gas physical delivery contracts to effectively provide gas price hedges.  Because these contracts are not expected to be net cash settled, they are considered to be normal sales contracts and not derivatives.  Therefore, these contracts are not recorded at fair value in the consolidated financial statements.

The Company has fixed price contracts requiring physical deliveries for approximately 90 Mcf per day for an average sales price of  $5.26 per Mcf, which are on a month to month basis.

At December 31, 2010, other than the above mentioned contracts, the Company’s other gas sales contracts approximate index prices.

The Company’s swap agreements as of December 31, 2010 are summarized in the table below:

Agreement	Remaining		Fixed Price	Floating Price
Type	Term	Quantity	Counterparty Payer	Nytis Payer
Swap	1/11 – 5/11	10,000 MMBtu/month	$6.03/ MMBtu	(a)
Swap	1/11 - 4/12	10,000 MMBtu/month	$5.25/ MMBtu	(a)

(a)          NYMEX Henry Hub Natural Gas futures contract for the respective delivery month.

For its swap instruments, the Company receives a fixed price for the hedged commodity and pays a floating price to the counterparty.  The fixed-price payment and the floating-price payment are netted, resulting in a net amount due to or from the counterparty.

The following table summarizes the fair value of the derivatives recorded in the consolidated balance sheets.  These derivative instruments are not designated as cash flow hedging instruments for accounting purposes:

	December 31, 2010	December 31, 2009
Natural gas derivative contracts:
Current assets	$171,000	$—
Current liabilities	$—	$124,000

The table below summarizes the realized and unrealized gains and losses related to the Company’s derivative instruments for the years ended December 31, 2010 and 2009.  These realized and unrealized gains and losses are recorded and included in commodity derivative gain in the accompanying consolidated statements of operations.

	December 31, 2010	December 31, 2009
Commodity derivative contracts:
Realized gains	$397,000	$469,000
Unrealized gains (losses)	295,000	(242,000)

Total realized and unrealized gains, net	$692,000	$227,000

Realized gains are included in cash flows from operating activities in the Company’s consolidated statements of cash flows.

The counterparty in all of the Company’s derivative instruments is the lender in the Company’s bank credit facility; accordingly, the Company is not required to post collateral since the bank is secured by the Company’s oil and gas assets.

Due to the volatility of natural gas prices, the estimated fair values of the Company’s derivatives are subject to large fluctuations from period to period.

Commitments	12 Months Ended
Dec. 31, 2010
Commitments
Commitments

Note 12 — Commitments

The Company has entered into employment agreements with certain executives and officers of the Company.  The initial term of the agreements generally range from one to two years and provide for renewal provisions in one year increments thereafter.  The agreements provide for, among other items, severance and continuation of benefit payments upon termination of employment or certain change of control events.

Retirement Savings Plan	12 Months Ended
Dec. 31, 2010
Retirement Savings Plan
Retirement Savings Plan

Note 13 — Retirement Savings Plan

The Company outsources certain payroll and human resource functions to an administrative company.  In conjunction with this arrangement, the Company has a 401(k) plan available to eligible employees.  The plan provides for 6% matching which vests immediately.

Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Related Party Transactions
Related Party Transactions

Note 12 — Related Party Transactions

Nytis Exploration Company (“NEC”) is an independent oil and gas company whose nature of its business is the exploration, development, production, marketing and sale of oil, gas, coalbed methane and other hydrocarbons in locations other than the United States.  Prior to the closing of the Private Placement on June 29, 2011 (see Note 9 and Item 2 — Recent Developments), NEC had substantially the same shareholders as the Company.  The Company had engaged NEC to assist in the management, direction and supervision of the operations and business functions of the Company.  A service agreement between the Company and NEC provided for certain restrictions on NEC’s authority to perform acts in connection with the business of the Company and established provisions for the compensation of NEC in performing these duties.  General and administrative expenses charged by NEC to the Company were approximately  $302,000 and  $284,000 for the three months ended June 30, 2011 and 2010, respectively.  NEC charged the Company general and administrative expenses of approximately  $673,000 and  $561,000 for the six months ended June 20, 2011 and 2010, respectively.  As of June 30, 2011, the Company owed NEC approximately  $1.8 million.  This payable consists primarily of charges incurred under the service agreement and advances made for capital expenditures and other miscellaneous general and administrative expenses.

The Company and NEC have terminated this service agreement and in its place, effective July 1, 2011, is a new agreement whereby the Company will manage, direct and supervise the operations and business of the Company in addition to providing these services to NEC for a monthly fee of  $15,000.  The new agreement’s initial term of one year is automatically renewable for successive one-year terms.

Note 14 — Related Party Transactions

NEC is an independent oil and gas company whose nature of its business is the exploration, development, production, marketing and sale of oil, gas, coalbed methane and other hydrocarbons in locations other than the United States.  NEC has substantially the same shareholders as the Company.  The Company has engaged NEC to assist in the management, direction and supervision of the operations and business functions of the Company.  A service agreement between the Company and NEC provides for certain restrictions on NEC’s authority to perform acts in connection with the business of the Company and establishes provisions for the compensation of NEC in performing these duties.  General and administrative expenses charged by NEC to the Company for the years ended December 31, 2010 and 2009 were approximately  $1.2 million and  $964,000, respectively.  At December 31, 2010 and 2009, the Company owed NEC approximately  $3.1 million and  $5.5 million, respectively.  This payable consists primarily of charges incurred under the service agreement and advances made for capital expenditures and other miscellaneous general and administrative expenses.  As discussed in Note 4, proceeds from the sale of certain oil and gas assets were used to pay down the related party payable.

Supplemental Cash Flow Disclosure	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Supplemental Cash Flow Disclosure
Supplemental Cash Flow Disclosure

Note 13 — Supplemental Cash Flow Disclosure

Supplemental cash flow disclosures for the six months ended June 30, 2011 and 2010 are presented below:

	Six Months Ended June 30,
(in thousands)	2011	2010

Cash paid during the period for:
Interest payments	$170	$231

Non-cash transactions:
Increase in net asset retirement obligations due to additions	$102	$4
Various assets acquired and liabilities assumed in acquisition (see Note 4)	$6,635	$—
Decrease in net asset retirement obligations due to sale of properties	$—	$(513)
Decrease in accounts payable and accrued liabilities included in oil and gas properties	$(194)	$(421)
Offering costs included in accounts payable	$1,756	$—
Net assets transferred from oil and gas properties to investment in affiliate	$463	$—
Increase in interest receivable on promissory note	$—	$9

Note 15 — Supplemental Cash Flow Disclosure

Supplemental cash flow disclosures for the years ended December 31, 2010 and 2009 are presented below:

	Year Ended December 31, 2010	Year Ended December 31, 2009

Cash paid for interest payments	$330,000	$1,167,000
Income taxes paid	$620,000	$—

Non-cash transactions:
(Decrease) increase in net asset retirement obligations	$(415,000)	$36,000
Decrease in accounts payable and accrued liabilities included in oil and gas properties	$(162,000)	$(166,000)
Increase in interest receivable on promissory note	$39,000	$37,000
Settlement of promissory note and surrender of shares	$694,000	$—
Income attributed to non-controlling interests	$941,000	$—

Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Subsequent Events
Subsequent Events

Note 15 — Subsequent Events

Purchase of Oil and Gas Assets

On June 6, 2011, Nytis LLC and Alerion Drilling I, LLC, a New Jersey limited liability company (“Alerion Drilling”) entered into an Asset Purchase Agreement (the “Alerion APA”) to acquire Alerion Drilling’s interests of the assets (the “Alerion Assets”) that were distributed to Alerion Drilling and ING by Alerion JV-1, a Kentucky general partnership (the “Alerion Partnership”).  The Company purchased ING’s property interests of the distributed Alerion Partnership assets pursuant to the ING APA.

On July 27, 2011, Nytis LLC paid Alerion Drilling approximately  $1.2 million, for the Alerion Assets acquired pursuant to the Alerion APA entered into on June 6, 2011.  Funds to acquire the Alerion Assets came from a draw on the Company’s credit facility with Bank of Oklahoma.

Paydown of Debt

On July 2, 2011, the Company reduced the outstanding balance of its credit facility with the Bank of Oklahoma by approximately  $6.8 million with proceeds from the Private Placement (see Note 7).

Conversion of Stock

Effective July 18, 2011, Carbon amended its Certificate of Incorporation thereby increasing its authorized common stock shares from 100,000,000 to 200,000,000 shares, and concurrently, the 100 shares of Series A Convertible Preferred Stock was converted into 22,222,222 shares of Carbon’s  $0.01 par value per share common stock (see Note 9).

Related Party Agreement

Effective July 1, 2011, the Company entered into a new agreement with NEC, a related party (see Note 12).

Note 16 — Subsequent Events

In January 2011, the Company entered into an Agreement and Plan of Merger (Merger Agreement) between the Company, St. Lawrence Seaway Corporation, a Delaware corporation with offices in Norwalk, Connecticut and its subsidiary, St. Lawrence Merger Sub, Inc. (Merger Co), a Delaware corporation.  As a result, Merger Co was merged with and into the Company and the Company is the surviving subsidiary of St. Lawrence Seaway Corporation.  The Merger was an all stock-for-stock transaction.  In February 2011, the Merger Agreement was closed.

In connection with the Company becoming a public company pursuant to the Merger Agreement, in January 2011, the Company modified certain of its equity plans.  These changes included (a) fixing the exercise price of its warrants at  $1,386 per share, (b) amending a provision under the Company’s restricted stock plan so that forfeiture of restricted shares would occur only if prior to a change in control, a grantee of restricted shares ceases for any reason to be employed by, or serve as a director of the Company or a subsidiary of the Company  and (c) that the implementation of the Merger Agreement would not result in a change in control for purposes of the restricted stock plan or Nytis LLC’s restricted membership interest plan.  In addition, the Company was authorized, as Manager of Nytis LLC, to offer to redeem all unvested, forfeitable restricted membership interests pursuant to the Nytis LLC restricted membership interest plan.  All of the restricted membership interests were redeemed in February 2011.

Also in February 2011, the Company entered into an Asset Purchase Agreement (APA) with The Interstate Gas Company, LLC ( a private limited liability company) and certain related parties to purchase, for  $29.6 million (subject to adjustment at closing) certain oil and natural gas properties and other assets related thereto,  located in eastern Kentucky and four counties in West Virginia.  Subject to results of the Company’s due diligence, the APA is scheduled to close in April 2011.  The APA may be terminated by either party for specific reasons including if the closing does not occur on or before April 30, 2011, if the total purchase price adjustments exceed  $3 million, or if either party has violated or breached any of its material agreements, representations or warranties.  If the APA is terminated due to the Company not fulfilling specific obligations under the APA, the Company will forfeit its deposit of  $450,000 paid at the date of executing the APA. The purchase price of this acquisition is expected to be financed with funds obtained from our lending facility and by additional equity invested by our principal stockholders.  However, as of the date of these audited consolidated financial statements, the Company does not have commitments in place for such debt or additional equity nor has it completed its due diligence of the underlying properties of the APA.

In the first quarter of 2011, the Company reduced its payable to NEC by approximately  $2.1 million, net of additions.

Supplemental Financial Data - Oil and Gas Producing Activities (unaudited)	12 Months Ended
Dec. 31, 2010
Supplemental Financial Data - Oil and Gas Producing Activities (unaudited)
Supplemental Financial Data - Oil and Gas Producing Activities (unaudited)

Note 17 — Supplemental Financial Data — Oil and Gas Producing Activities (unaudited)

Estimated Proved Oil and Gas Reserves

On about April 4, 2011, the Company determined that incorrect pricing had been used in the original estimates of its proved oil and gas reserves.  These changes caused an approximate  $1.6 million reduction in the standardized measure of discounted future net cash flows compared to the previous estimate provided by the Company.  The following disclosure is reflective of the amended estimates of the Company’s proved oil and gas reserves.

The reserve estimates as of December 31, 2010 and 2009 presented herein were made in accordance with oil and gas reserve estimation and disclosure authoritative accounting guidance issued by the FASB effective for reporting periods ending on or after December 31, 2009.  This guidance was issued to align the accounting oil and gas reserve estimation and disclosure requirements with the requirements in the SEC’s final rule, “Modernization of Oil and Gas Reporting,” which was also effective for fiscal years ending on or after December 31, 2009.

The new guidance includes updated definitions of proved oil and gas reserves, proved undeveloped oil and gas reserves, oil and gas producing activities and other terms used in estimating proved oil and gas reserves.  Proved oil and gas reserves as of December 31, 2010 and 2009 were calculated based on the prices for oil and gas during the twelve month period before the reporting date, determined as an un-weighted arithmetic average of the first-day-of-the month price for each month within such period, rather than the year-end spot prices, which had been used in years prior to 2009.  This average price is also used in calculating the aggregate amount and changes in future cash inflows related to the standardized measure of discounted future cash flows.  Undrilled locations can be classified as having proved undeveloped reserves only if a development plan has been adopted indicating that they are scheduled to be drilled within five years, unless the specific circumstances justify a longer time.  The new guidance broadened the types of technologies that a company may use to establish reserve estimates and also broadened the definition of oil and gas producing activities to include the extraction of non-traditional resources, including bitumen extracted from oil sands as well as oil and gas extracted from shales.  Prior period data presented throughout this footnote is not required to be, nor has it been, updated based on the new guidance.

The Company’s estimates of its net proved, net proved developed, and net proved undeveloped oil and gas reserves and changes in its net proved oil and gas reserves for 2010 and 2009 are presented in the table below.  Proved oil and gas reserves are those quantities of oil and gas, which, by analysis of geosciences and engineering data, can be estimated with reasonable certainty to be economically producible from a given date forward, from known reservoirs, and under existing economic conditions, operating methods, and government regulation before the time at which contracts providing the right to operate expire, unless evidence indicates that renewal is reasonably certain.  Existing economic conditions include the average prices for oil and gas during the twelve month period before the reporting date of December 31, 2010 and 2009 and the year-end spot prices for oil and gas for 2008, unless prices are defined by contractual arrangements, excluding escalations based upon future conditions.  Prices do not include the effects of commodity derivatives.  Existing economic conditions include year-end cost estimates for all years presented.  The reserve information presented below is based on estimates of net proved reserves as of December 31, 2010 and 2009 that were prepared by internal petroleum engineers in accordance with guidelines established by the SEC.  The Company does not believe that provisions of the new rules, other than pricing and the five year limitation rule, significantly impacted the reserve estimates in 2009.  The Company does not believe that it is practicable to estimate the effect of applying the new rules on the following tables for reserve quantities or standardized measure of discounted cash flows for the year ended December 31, 2009.

Proved developed oil and gas reserves are proved reserves that can be expected to be recovered (i) through existing wells with existing equipment and operating methods or in which the cost of the required equipment is relatively minor compared with the cost of a new well or (ii) through installed extraction equipment and infrastructure operational at the time of the reserves estimate if the extraction is by means not involving a well.

Proved undeveloped oil and gas reserves are proved reserves that are expected to be recovered from new wells on undrilled acreage, or from existing wells where a relatively major expenditure is required for recompletion.

The Company’s oil and gas properties produce principally natural gas with nominal oil or natural gas liquids.

	2010			2009
	Oil	Natural Gas	Total	Natural Gas
	MBbls	MMcf	MMcfe	MMcf

Proved reserves, beginning of year	—	42,411	42,411	71,406
Revisions of previous estimates	—	1,034	1,034	(35,628)
Extensions and discoveries	—	23,943	23,943	7,974
Production	—	(1,011)	(1,011)	(1,341)
Purchases of reserves in-place	146	343	1,219	—
Sales of reserves in-place	—	(12,060)	(12,060)	—
Proved reserves, end of year	146	54,660	55,536	42,411

Proved developed reserves at:
End of Year	72	17,482	17,914	20,076
Proved undeveloped reserves at:
End of Year	74	37,178	37,622	22,335

Aggregate Capitalized Costs

The aggregate capitalized costs relating to oil and gas producing activities at the end of each of the years indicated were as follows:

	2010	2009
	(In thousands)
Oil and gas properties
Proved oil and gas properties	$43,535	$60,795
Unproved properties not subject to depletion	2,164	5,135
Accumulated depreciation, depletion, amortization and impairment	(22,121)	(24,058)
Net oil and gas properties	$23,578	$41,872

Costs Incurred in Oil and Gas Property Acquisition, Exploration, and Development Activities

The following costs were incurred in oil and gas property acquisition, exploration, and development activities during the years ended December 31, 2010 and 2009:

	2010	2009
	(In thousands)
Property acquisition costs:
Unevaluated properties	$81	$29
Proved and unproved properties and gathering facilities	1,806	—
Development costs	2,825	3,106
Gathering facilities	—	465
Asset retirement obligation	98	36
Total costs incurred	$4,810	$3,636

The Company’s investment in unproved properties as of December 31, 2010, by the year in which such costs were incurred is set forth in the table below:

	2010	2009	2008 and Prior
	(In thousands)

Acquisition costs	$81	$29	$2,054

Results of Operations from Oil and Gas Producing Activities

Results of operations from oil and gas producing activities for the years ended December 31, 2010 and 2009 are presented below:

	2010	2009
	(In thousands)

Oil and gas sales, including commodity derivative gains	$5,571	$5,903
Expenses:
Production expenses	1,928	2,092
Depletion expense	1,490	2,540
Ceiling test write-down of oil and gas properties	—	16,077
Accretion of asset retirement obligations	17	43
Total expenses	3,435	20,752
Results of operations from oil and gas producing activities	$2,136	$(14,849)

Depletion rate per Mcfe	$1.47	$1.89

Standardized Measure of Discounted Future Net Cash Flows

Future oil and gas sales are calculated applying the prices used in estimating the Company’s proved oil and gas reserves to the year-end quantities of those reserves.  Future price changes were considered only to the extent provided by contractual arrangements in existence at each year-end.  Future production and development costs, which included costs related to plugging of wells, removal of facilities and equipment, and site restoration, are calculated by estimating the expenditures to be incurred in producing and developing the proved oil and gas reserves at the end of each year, based on year-end costs and assuming continuation of existing economic conditions.  Future income tax expenses are computed by applying the appropriate year-end statutory tax rates to the estimated future pretax net cash flows relating to proved oil and gas reserves, less the tax basis of the properties involved.  The future income tax expenses give effect to tax deductions, credits, and allowances relating to the proved oil and gas reserves.  All cash flow amounts, including income taxes, are discounted at 10%.

Changes in the demand for oil and natural gas, inflation, and other factors make such estimates inherently imprecise and subject to substantial revision.  This table should not be construed to be an estimate of the current market value of the Company’s proved reserves.  Management does not rely upon the information that follows in making investment decisions.

	December 31,
	2010	2009
	(In thousands)

Future cash inflows	$253,998	$179,273
Future production costs	(59,264)	(47,387)
Future development costs	(60,632)	(28,675)
Future income taxes	(41,138)	(14,282)
Future net cash flows	92,964	88,929
10% annual discount	(72,012)	(62,508)
Standardized measure of discounted future net cash flows	$20,952	$26,421

Changes in the Standardized Measure of Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves

An analysis of the changes in the standardized measure of discounted future net cash flows during each of the last two years is as follows:

	December 31,
	2010	2009
	(In thousands)

Standardized measure of discounted future net cash flows, beginning of year	$26,421	$51,201
Sales of oil and gas, net of production costs and taxes	(2,951)	(3,584)
Price revisions	2,270	(28,243)
Extensions, discoveries and improved recovery, less related costs	(1,915)	1,926
Changes in estimated future development costs	1,214	32,710
Development costs incurred during the period	753	2,481
Quantity revisions	903	(21,773)
Accretion of discount	2,642	5,642
Net changes in future income taxes	—	(5,251)
Purchases of reserves-in-place	2,178	—
Sales of reserves-in-place	(8,834)	—
Changes in production rates (timing) and other	(1,729)	(8,688)
Standardized measure of discounted future net cash flows, end of year	$20,952	$26,421

Consolidated Balance Sheets (USD $)	Jun. 30, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 7,442,894	$ 845,054
Accounts receivable:
Revenue	960,754	752,845
Joint interest billings and other	860,945	258,340
Firm transportation contract obligations	1,050,087
Prepaid expense, deposits and other current assets	132,403	84,941
Deferred offering costs		169,283
Derivative assets	112,190	170,840
Total current assets	10,559,273	2,281,303
Oil and gas properties, at cost, net (based on the full cost method of accounting for oil and gas properties) (note 6)	53,565,082	23,578,264
Other property and equipment, net	121,327	80,703
Total property and equipment, net	53,686,409	23,658,967
Investments in affiliates	1,135,032	582,745
Other long-term assets	2,414,143	463,110
Total assets	67,794,857	26,986,125
Current liabilities:
Accounts payable and accrued liabilities	3,960,274	1,632,193
Firm transportation contract obligations	2,763,388
Total current liabilities	6,723,662	1,632,193
Non-current liabilities:
Due to related parties (note 12)	1,757,136	3,073,036
Asset retirement obligation (note 2)	1,868,296	351,954
Firm transportation contract obligations	5,422,257
Notes payable (note 7)	9,791,383	3,116,383
Total non-current liabilities	18,839,072	6,541,373
Commitments (note 14)
Stockholders' equity:
Preferred stock, $0.01 par value; authorized 1,000,000 shares, 100 shares Series A Convertible preferred shares issued and outstanding at June 30, 2011 and no shares issued at December 31, 2010	1
Common stock, $0.01 par value; authorized 100,000,000 shares, 91,963,183 and 47,903,442 shares issued and 91,963,183 and 47,163,079 shares outstanding at June 30, 2011 and December 31, 2010, respectively	919,632	479,034
Additional paid-in capital	54,168,529	27,700,646
Non-controlling interests	6,579,404	637,612
Treasury stock, at cost		(693,820)
Accumulated deficit	(19,435,443)	(9,310,913)
Total stockholders' equity	42,232,123	18,812,559
Total liabilities and stockholders' equity	$ 67,794,857	$ 26,986,125

Consolidated Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2011	Dec. 31, 2010
Consolidated Balance Sheets
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, authorized shares	1,000,000	1,000,000
Preferred stock, shares issued	100	0
Preferred stock, shares outstanding	100
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, authorized shares	100,000,000	100,000,000
Common stock, shares issued	91,963,183	47,903,442
Common stock, shares outstanding	91,963,183	47,163,079

Consolidated Statements of Operations (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Revenue:
Oil and gas	$ 1,252,889	$ 1,089,338	$ 2,506,526	$ 2,651,434
Commodity derivative gain (loss)	63,530	(63,480)	124,930	411,130
Other income	91,617	73,311	189,475	123,137
Total revenue	1,408,036	1,099,169	2,820,931	3,185,701
Expenses:
Lease operating expenses	445,849	254,117	688,717	511,926
Transportation costs	116,813	80,548	272,205	122,574
Production and property taxes	89,343	113,428	196,820	210,982
General and administrative	1,144,939	641,858	2,588,915	1,734,377
Depreciation, depletion and amortization	371,400	367,877	746,922	799,880
Accretion of asset retirement obligations	6,041	4,140	11,741	8,482
Impairment of oil and gas properties	1,062,498		8,379,719
Total expenses	3,236,883	1,461,968	12,885,039	3,388,221
Operating loss	(1,828,847)	(362,799)	(10,064,108)	(202,520)
Other income and (expense):
Interest income	24	9,728	39	19,133
Interest expense	(114,281)	(18,522)	(192,313)	(249,646)
Loss on disposition of fixed asset			(12,564)
Equity investment income	56,269		41,359
Gain on sale of oil and gas properties				9,876,510
Total other income and (expense)	(57,988)	(8,794)	(163,479)	9,645,997
Income (loss) before income taxes	(1,886,835)	(371,593)	(10,227,587)	9,443,477
Provision for income taxes		620,000		5,404,000
Net income (loss) before non-controlling interests	(1,886,835)	(991,593)	(10,227,587)	4,039,477
Net loss (income) attributable to non-controlling interests	103,057		103,057	(767,061)
Net income (loss) attributable to controlling interest	$ (1,783,778)	$ (991,593)	$ (10,124,530)	$ 3,272,416
Net (loss) income per common share:
Basic (in dollars per share)	$ (0.04)	$ (0.02)	$ (0.22)	$ 0.07
Diluted (in dollars per share)	$ (0.04)	$ (0.02)	$ (0.22)	$ 0.07
Weighted average common shares outstanding:
Basic (in shares)	46,050,227	45,946,530	45,682,914	45,946,530
Diluted (in shares)	46,050,227	45,946,530	45,682,914	48,298,391

Consolidated Statements of Stockholders' Equity (USD $)	Total	Common Stock	Preferred Stock	Additional Paid-in Capital	Non-Controlling Interest	Treasury Stock	(Accumulated Deficit) / Retained Earnings
Balances at Dec. 31, 2009
Increase (Decrease) in Stockholders' Equity
Purchase treasury stock						$ (693,820)
Purchase treasury stock (in shares)						454
Net loss	3,761,058				941,093		2,819,965
Treasury Stock, Value	693,820
Balances at Dec. 31, 2010	18,812,559	479,034		27,700,646	637,612	(693,820)	(9,310,913)
Balances (in shares) at Dec. 31, 2010		47,903,442				(740,363)
Increase (Decrease) in Stockholders' Equity
Purchase treasury stock	(152,823)					(152,823)
Purchase treasury stock (in shares)						(163,076)
Retire treasury stock		(9,034)		(837,609)		846,643
Retire treasury stock (in shares)		(903,439)				903,439
Reverse merger with St. Lawrence Seaway Corp.	(15,664)	5,187		(20,851)
Reverse merger with St. Lawrence Seaway Corp. (in shares)		518,736
Issuance of common stock, net of offering costs	17,770,789	444,445		17,326,344
Issuance of common stock, net of offering costs (in shares)		44,444,444
Issuance of Series A preferred stock	10,000,000		1	9,999,999
Issuance of Series A preferred stock (in shares)			100
Non-controlling interest - INGC acquisition	6,044,849				6,044,849
Net loss	(10,227,587)				(103,057)		(10,124,530)
Balances at Jun. 30, 2011	$ 42,232,123	$ 919,632	$ 1	$ 54,168,529	$ 6,579,404		$ (19,435,443)
Balances (in shares) at Jun. 30, 2011		91,963,183	100

Consolidated Statements of Cash Flows (USD $)	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Cash flows from operating activities:
Net income (loss)	$ (10,227,587)	$ 4,039,477
Items not involving cash:
Depreciation, depletion and amortization	746,922	799,880
Accretion of asset retirement obligations	11,741	8,482
Loss on disposition of fixed asset	12,564
Impairment of oil and gas properties	8,379,719
Gain on sale of oil and gas properties		(9,876,510)
Unrealized derivative loss (gain)	58,650	(292,510)
Deferred taxes		4,784,000
Equity investment income	(41,359)
Net change in:
Accounts receivable	(383,949)	339,899
Prepaid expenses, deposits and other current assets	(47,462)	(386,388)
Accounts payable and accrued liabilities	119,326	33,812
Due to related parties	(1,315,900)	(2,866,450)
Net cash (used in) provided by operating activities	(2,687,335)	(3,416,308)
Cash flows from investing activities:
Acquisition and development of properties and equipment	(26,994,588)	(2,795,205)
Proceeds from disposition of assets		30,052,550
Investment in affiliate	(48,375)
Other long-term assets	109,425	8,224
Net cash provided by (used in) investing activities	(26,933,538)	27,265,569
Cash flows from financing activities:
Issue common stock	20,000,000
Issue Series A convertible preferred stock	10,000,000
Offering costs	(303,464)
Issue of non-controlling interests in subsidiary		4,236
Treasury share purchase	(152,823)
Proceeds from notes payable	6,675,000
Payments on notes payable		(23,547,227)
Net cash used in financing activities	36,218,713	(23,542,991)
Net increase (decrease) in cash and cash equivalents	6,597,840	306,270
Cash and cash equivalents, beginning of period	845,054	208,295
Cash and cash equivalents, end of period	$ 7,442,894	$ 514,565

Organization	6 Months Ended
Jun. 30, 2011
Nature of Operations and Significant Accounting Policies
Organization

Note 1 — Organization

Carbon Natural Gas Company (“Carbon”), formerly known as St. Lawrence Seaway Corporation (“SLSC”), is an independent oil and gas company engaged in the exploration, development and production of natural gas in the United States.  The Company was formed as the result of a merger with Nytis Exploration (USA) Inc. (“Nytis USA”) in February 2011 (see Note 3).  The Company’s business is comprised of the assets and properties of Nytis USA and its subsidiaries Nytis Exploration Company LLC (“Nytis LLC”) and Nytis Exploration of Pennsylvania LLC (“Nytis Pennsylvania”) which conduct the Company’s operations in the Appalachian and Illinois Basins.  Subsequent to the merger, the Company believed that the continued use of the name St. Lawrence Seaway might result in market confusion regarding the Company’s current planned operations and business objectives.  The Company believed the name “Carbon Natural Gas Company” was more descriptive of the business operations in which the Company engages.  This action was implemented by filing an Amended and Restated Certificate of Incorporation with the State of Delaware which become effective May 2, 2011. Collectively, SLSC, Carbon, Nytis USA, Nytis LLC and Nytis Pennsylvania are referred to as the Company.

Summary of Significant Accounting Policies	6 Months Ended
Jun. 30, 2011
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

Note 2 — Summary of Significant Accounting Policies

Basis of Presentation

The accompanying unaudited consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”) for interim financial information.  Accordingly, they do not include all of the information and footnotes required by GAAP for complete financial statements.  In the opinion of management, the accompanying unaudited consolidated financial statements include all adjustments (consisting of normal and recurring accruals) considered necessary to present fairly the Company’s financial position as of June 30, 2011, and the Company’s results of operations and cash flows for the three and six months ended June 30, 2011 and 2010.  Operating results for the three and six months ended June 30, 2011 and 2010 are not necessarily indicative of the results that may be expected for the full year because of the impact of fluctuations in prices received for natural gas and oil, natural production declines, the uncertainty of exploration and development drilling results and other factors.  For a more complete understanding of the Company’s operations, financial position and accounting policies, the unaudited financial statements and the notes thereto should be read in conjunction with the Company’s audited consolidated financial statements for the year ended December 31, 2010 filed on Form 8-K/A with the Securities and Exchange Commission (“SEC”).

In the course of preparing the unaudited financial statements, management makes various assumptions, judgments and estimates to determine the reported amount of assets, liabilities, revenue and expenses and in the disclosures of commitments and contingencies.  Changes in these assumptions, judgments and estimates will occur as a result of the passage of time and the occurrence of future events and accordingly, actual results could differ from amounts initially established.

Principles of Consolidation

The consolidated financial statements include the accounts of Carbon, Nytis USA and its consolidated subsidiaries.  The Company owns 100% of Nytis USA.  Nytis USA owns 85% of Nytis Pennsylvania and approximately 98% of Nytis LLC.  Nytis LLC also holds an interest in various oil and gas partnerships related to its acquisition discussed in Note 4.

For partnerships where the Company has a controlling interest, the partnerships are consolidated.  The Company reflects the non-controlling ownership interest in partnerships and subsidiaries as non-controlling interests on its consolidated combined statements of operations.  The Company also reflects the non-controlling ownership interest in the net assets of the partnerships as non-controlling interests within stockholders’ equity on its consolidated balance sheets.  All significant intercompany accounts and transactions have been eliminated.

In accordance with established practice in the oil and gas industry, the Company’s financial statements also include its pro-rata share of assets, liabilities, income and lease operating and general and administrative costs and expenses of the oil and gas partnerships in which the Company has a non-controlling interest.

Non-majority owned investments that do not meet the criteria for pro-rata consolidation are accounted for using the equity method when the Company has the ability to significantly influence the operating decisions of the investee.  When the Company does not have the ability to significantly influence the operating decisions of an investee, the cost method is used.  All transactions, if any, with investees have been eliminated in the accompanying consolidated financial statements.

Accounting for Oil and Gas Operations

The Company uses the full cost method of accounting for oil and gas properties.  Accordingly, all costs incidental to the acquisition, exploration and development of oil and gas properties, including costs of undeveloped leasehold, dry holes and leasehold equipment, are capitalized.  Overhead costs incurred that are directly identified with acquisition, exploration and development activities undertaken by the Company for its own account, and which are not related to production, general corporate overhead or similar activities, are also capitalized.

Unproved properties are excluded from amortized capitalized costs until it is determined whether or not proved reserves can be assigned to such properties.  The Company assesses its unproved properties for impairment at least annually.  Significant unproved properties are assessed individually.

Capitalized costs are depleted by an equivalent unit-of-production method, converting gas to oil at the ratio of six thousand cubic feet of natural gas to one barrel of oil.  Depletion is calculated using the capitalized costs, including estimated asset retirement costs, plus the estimated future expenditures (based on current costs) to be incurred in developing proved reserves, net of estimated salvage values.

No gain or loss is recognized upon disposal of oil and gas properties unless such disposal significantly alters the relationship between capitalized costs and proved reserves.  All costs related to production activities, including work-over costs incurred solely to maintain or increase levels of production from an existing completion interval, are charged to expense as incurred.

The Company performs a ceiling test quarterly.  The full cost ceiling test is a limitation on capitalized costs prescribed by SEC Regulation S-X Rule 4-10.  The ceiling test is not a fair value based measurement. Rather, it is a standardized mathematical calculation.  The ceiling test provides that capitalized costs less related accumulated depletion and deferred income taxes may not exceed the sum of (1) the present value of future net revenue from estimated production of proved oil and gas reserves using current prices, excluding the future cash outflows associated with settling asset retirement obligations that have been accrued on the balance sheet, at a discount factor of 10%; plus (2) the cost of properties not being amortized, if any; plus (3) the lower of cost or estimated fair value of unproved properties included in the costs being amortized, if any; less (4) income tax effects related to differences in the book and tax basis of oil and gas properties.  Should the net capitalized costs exceed the sum of the components noted above, a ceiling test write-down would be recognized to the extent of the excess capitalized costs.

As of June 30, 2011, the Company’s full cost pool exceeded the ceiling limitation, based on oil prices of  $86.60 per barrel and gas prices of  $4.15 per Mcf and accordingly, for the three months ended June 30, 2011, the Company recorded a non-cash impairment of approximately  $1.1 million related to its oil and gas properties.  An impairment expense of approximately  $7.3 million was recorded during the three months ended March 31, 2011.  The impairments for the six months ended June 30, 2011 was approximately  $8.4 million.  The Company did not recognize any non-cash impairment charges related to its oil and gas properties in the six months ended June 30, 2010.

Asset Retirement Obligations

The Company’s asset retirement obligations (“ARO”) relate to future costs associated with the plugging and abandonment of oil and gas wells, removal of equipment and facilities from leased acreage and returning such land to its original condition.  The fair value of a liability for an ARO is recorded in the period in which it is incurred and the cost of such liability is recorded as an increase in the carrying amount of the related long-lived asset by the same amount.  The liability is accreted each period and the capitalized cost is depleted on a units-of-production basis as part of the full cost pool.  Revisions to estimated AROs result in adjustments to the related capitalized asset and corresponding liability.

The estimated ARO liability is based on estimated economic lives, estimates as to the cost to abandon the wells in the future, and federal and state regulatory requirements.  The liability is discounted using a credit-adjusted risk-free rate estimated at the time the liability is incurred or increased as a result of a reassessment of expected cash flows and assumptions inherent in the estimation of the liability.  Upward revisions to the liability could occur due to changes in estimated abandonment costs or well economic lives, or if federal or state regulators enact new requirements regarding the abandonment of wells.  AROs are valued utilizing Level 3 fair value measurement inputs.

The following table is a reconciliation of the ARO for the six months ended June 30, 2011:

Six Months Ended June 30,
(in thousands)	2011
Balance at beginning of period	$352
Liabilities transferred due to property disposition	—
Accretion expense	12
Additions assumed with acquired properties	1,402
Additions during period	102

Balance at end of period	$1,868

Investments in Affiliates

Investments in non-consolidated affiliates are accounted for under either the equity or cost method of accounting as appropriate.

The Company has an investment that is accounted for using the equity method of accounting, which was acquired in the fourth quarter of 2010 and consists of a 50% interest in a joint venture which owns a gas gathering facility.  Income of approximately  $56,000 and  $41,000 from the joint venture was recognized for the three and six months ended June 30, 2011, respectively, in the Company’s consolidated statements of operations.

Also in the fourth quarter of 2010, the Company acquired a 17.5% ownership in Sullivan Energy Ventures LLC (“Sullivan”).  At that time, the Company determined that it had the ability to significantly influence the operating decisions of Sullivan and accounted for its ownership in Sullivan by recording the Company’s pro-rata share of Sullivan’s financial statements.  During the second quarter of 2011, it became evident that the Company would not be able to obtain the requisite amount of information relative to Sullivan’s revenues, expenses and reserves and thus did not have the ability to significantly influence the decisions of Sullivan.  As a result, the Company reclassified its investment in Sullivan to Investments in Affiliates in the accompanying consolidated balance sheets at the net investment value of approximately  $463,000 as of April 1, 2011 and began to account for this investment using the cost method of accounting.  The Company’s standardized reserve disclosures at December 31, 2010 included approximately  $796,000 and 663,000 Mcf of reserves related to Sullivan.  For the three months ended March 31, 2011, the Company would have recorded an additional oil and gas asset impairment expense of approximately  $280,000 if the Sullivan reserves and related property balance had not been included in the ceiling test calculation.  Because this was a new entity, revenues and expenses recorded related to Sullivan were deminimus during 2010 and the first quarter of 2011.

Earnings Per Common Share

Basic earnings (loss) per common share is computed by dividing the net income (loss) attributable to common shareholders for the period by the weighted average number of common shares outstanding during the period.  The shares of restricted common stock granted to certain officers and employees of the Company are included in the computation of basic net income (loss) per share only after the shares become fully vested.  Diluted earnings per common share includes both the vested and unvested shares of restricted stock and the potential dilution that could occur upon exercise of the options and warrants to acquire common stock computed using the treasury stock method, which assumes that the increase in the number of shares is reduced by the number of shares which could have been repurchased by the Company with the proceeds from the exercise of the options and warrants (which were assumed to have been made at the average market price of the common shares during the reporting period).  As a result of the reverse merger with SLSC on February 14, 2011 (see Note 3), the number of common shares outstanding from the beginning of the periods presented in the accompanying consolidated financial statements to the merger date were computed on the basis of the weighted-average number of common shares of Nytis USA outstanding during the respective periods multiplied by the exchange ratio established in the merger agreement, which was approximately 1,631 common shares of SLSC for each common share of Nytis USA.  The weighted average number of shares used in the earnings per share calculations were based on historical weighted-average number of common shares outstanding multiplied by the exchange ratio.  The number of common shares outstanding from the merger date to June 30, 2011 is the actual number of common shares of the Company outstanding during that period.

At June 30, 2011, the Company had common stock equivalents of 2,326,664 which are excluded from the calculation of diluted loss per share as the effect would be anti-dilutive.

Reverse Merger	6 Months Ended
Jun. 30, 2011
Dispositions and Acquisitions
Reverse Merger

Note 3 —  Reverse Merger

On February 14, 2011, pursuant to an Agreement and Plan of Merger (“Merger Agreement”) by and among SLSC, St. Lawrence Merger Sub, Inc. (“Merger Co”) and Nytis USA, Merger Co merged with and into Nytis USA with Nytis USA remaining as the surviving subsidiary of SLSC.  Per the terms of the Merger Agreement, in exchange for all the outstanding common shares of Nytis USA, SLSC issued 47,000,003 shares of common stock of SLSC (restricted under SEC Rule 144) which represented an exchange ratio of approximately 1,631 shares of SLSC for each share of Nytis USA.

For accounting purposes, the business combination was considered a “reverse merger” in which Nytis USA was considered the accounting acquirer.  The combination was recorded as a recapitalization under which SLSC issued shares in exchange for the net assets of Nytis USA.  The assets of Nytis USA were recorded at their respective book value and were not adjusted to their estimated fair value.  No goodwill or other intangible assets were recorded in the transaction.

All share amounts, including those for which any securities are exercisable or convertible, have been adjusted to reflect the conversion ratio used in the merger.  In addition, stockholders’ equity and earnings per share have been retroactively restated to reflect the number of shares of SLSC common stock received by Nytis USA stockholders in the merger.  Also, as a result of the completion of the merger, SLSC amended its bylaws to change the fiscal year of the Company from March 31 to December 31.

Acquisitions	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Acquisitions
Acquisitions

Note 4 — Acquisitions

ING Assets

On April 22 and June 29, 2011, Nytis LLC effected an initial and subsequent close, respectively, under a February 14, 2011 Asset Purchase Agreement, as amended (the “ING APA”) with The Interstate Natural Gas Company, LLC and certain related parties, as seller (hereafter collectively referred to as “ING”), of certain gas and oil assets (the “ING Assets”).  The initial closing was held on April 22, 2011 for the purchase of approximately 45 natural gas wells for approximately  $1.5 million.  The subsequent closing was held on June 29, 2011 for the purchase of the remaining assets consisting of interests in approximately 385 producing wells (total 430 producing wells), natural gas gathering and compression facilities and other related assets, for approximately  $23.2 million.  The Company paid a total of approximately  $25.9 million cash for the ING Assets which included additional purchase price adjustments and  $600,000 consideration for extending the date of the final closing.

The Company acquired these assets to obtain proved developed producing reserves that were proximate and complimentary to the Company’s current production and reserve base.  The ING Assets consist of certain natural gas properties, natural gas gathering and compression facilities and other related assets located in eastern Kentucky and four counties in West Virginia.  Specifically, the ING Assets include (i) some but not all of ING’s leases and interests in natural gas and oil leases, and wells and wellbores and related natural gas production equipment; (ii) partnership interests in various general partnerships that own comparable natural gas and oil assets as to which ING was the managing general partner, and where Nytis LLC succeeded to ING’s position as managing general partner, (iii) partnership interests in other general partnerships in which ING owned partnership interests, but was not the managing general partner; (iv) natural gas gathering and compression facilities related only to the acquired properties; and (v) various other contracts, and insignificant amounts of vehicles and equipment and easements and rights-of-way relating to or used in connection with the ownership and operation of the ING assets.  Nytis LLC assumed certain obligations to transport gas from wells that are owned by ING (or its affiliates) that Nytis LLC did not acquire, as well as obligations under other contracts and agreements that Nytis LLC acquired at the Final Closing.

The ING acquisition qualifies as a business combination and, as such, the Company estimated the fair value of the assets acquired and liabilities assumed as of the acquisition date (the date on which the Company obtained control of the properties).

A deminimus amount of revenues and earnings related to the ING Assets are included in the accompanying statement of operations for the three months ended June 30, 2011.  The Company expensed approximately  $227,000 and  $416,000 of transaction costs that were included in general and administrative expenses on the accompanying consolidated statement of operations during the three and six months ended June 30, 2011, respectively.

Total purchase consideration is still subject to final working capital adjustments which are expected to be completed within 120 days from the date of closing.  At this time, the Company does not believe there will be significant adjustments to the amounts recorded.

The following table summarizes the consideration paid to ING and the estimated fair value of the assets acquired and liabilities assumed.  See Note 5 for discussion of the fair value measurements.

(in thousands)
Consideration paid to sellers:
Cash consideration	$25,858

Recognized amounts of identifiable assets acquired and liabilities assumed:
Proved developed properties and related support facilities	$38,537
Asset retirement obligations	(1,402)
Operations receivable	474
Firm transportation obligations receivable:
Current	1,050
Long-term	2,061
Accounts and revenue payables assumed	(631)
Firm transportation obligations assumed	(8,186)
Non-controlling equity interests	(6,045)
Total identifiable net assets	$25,858

Pro Forma

Below are consolidated results of operations for the six months and the quarter ended June 30, 2011 and 2010, as though the ING acquisition made during 2011 had been completed as of January 1, 2011 and 2010, respectively.

	Three Months Ended	Six Months Ended	Three Months Ended	Six Months Ended
(in thousands, except share data)	June 30, 2011	June 30, 2011	June 30, 2010	June 30, 2010

Revenue	$3,914	$7,619	$3,138	$7,893
Net (loss) income before non-controlling interests	(357)	(7,487)	174	6,732
Net income attributable to non-controlling interests	(142)	(345)	(239)	(1,320)
Net (loss) income attributable to controlling interests	(499)	(7,832)	(65)	5,412

Net income (loss) per share (basic)	(0.01)	(0.17)	0.00	0.12
Net income (loss) per share (diluted)	(0.01)	(0.17)	0.00	0.11

Note 4 — Dispositions and Acquisitions

In March 2010, the Company sold all of its interests in the Pennsylvania assets owned by Nytis LLC and Nytis Pennsylvania to a third party for  $30.2 million, net of normal adjustments and transaction fees, with an effective date of February 1, 2010.  Proceeds from this sale were used to reduce outstanding borrowings due under the Company’s credit facility (see Note 7) and accounts payable due Nytis Exploration Company (NEC) (see Note 14), to pay resultant taxes due to the sale of these assets and distribute funds to members of Nytis Pennsylvania.  Because the sale of these assets significantly altered the relationship between capitalized costs and proved reserves, the Company recorded a gain of approximately  $10.1 million.  As certain of these assets sold comprised all of the assets of Nytis Pennsylvania, this subsidiary is in the process of being dissolved and its business wound up.

In September 2010, the Company sold all of its interest in undeveloped acreage located in Webster County, West Virginia for approximately  $770,000.

During 2010, the Company purchased a 17.5% interest in Sullivan Energy Ventures, LLC (Sullivan) for approximately  $415,000. As of December 31, 2010, Sullivan’s investment consists of a 50% interest in Sunrise Energy, LLC (Sunrise).  Sunrise’s assets are comprised principally of a gathering system which moves production from the Company’s producing gas wells in a specific area to a major delivery point to be transported to market, unevaluated properties and producing wells.  The Company includes its proportionate share of Sunrise’s net assets in its oil and gas properties in the consolidated balance sheet.  All intercompany transactions are eliminated.

In June 2010, the Company acquired an interest in 19 producing wells located Boyd and Greenup Counties, Kentucky for a cash purchase price of approximately  $1.3 million which qualifies as a business combination. The following table summarizes the consideration paid to the sellers and the amounts of the assets acquired and liabilities assumed in the  $1.3 million acquisition.

(in thousands)
Consideration paid to sellers:
Cash consideration	$1,300

Recognized amounts of identifiable assets acquired and liabilities assumed:
Proved developed and undeveloped properties	$1,362
Asset retirement obligations	(62)
Total identifiable net assets	$1,300

During 2009, the Company received approximately  $2.7 million relating to two separate farmout agreements with terms of 5 and 10 years, respectively.  Under the terms of the agreements, the co-parties earn an interest in specific undeveloped acreage in Kentucky and West Virginia by completing a defined drilling program.  The Company may participate up to a maximum of 50% working interest in the drilling of any well and retains an overriding royalty ranging between 2% and 5%.  If the drilling commitments are not completed by the co-parties, the unearned acreage is retained by the Company.  The proceeds from these farmout agreements were recorded as a reduction of the Company’s investment in its oil and gas properties.

Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Fair Value Measurements
Fair Value Measurements

Note 5 — Fair Value Measurements

Authoritative guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants at the measurement date.  The guidance establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.  Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Company.  Unobservable inputs are inputs that reflect the Company’s assumptions of what market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  The hierarchy is broken down into three levels based on the reliability of the inputs as follows:

Level 1:	Quoted prices are available in active markets for identical assets or liabilities;

Level 2:	Quoted prices in active markets for similar assets or liabilities that are observable for the asset or liability; or

Level 3:	Unobservable pricing inputs that are generally less observable from objective sources, such as discounted cash flow models or valuations.

Financial assets and liabilities are classified based on the lowest level of input that is significant to the fair value measurement.  The Company’s policy is to recognize transfers in/and or out of fair value hierarchy as of the end of the reporting period for which the event or change in circumstances caused the transfer.  The Company has consistently applied the valuation techniques discussed below for all periods presented.

The following table presents the Company’s financial assets and liabilities that were accounted for at fair value on a recurring basis as of June 30, 2011 and December 31, 2010 by level within the fair value hierarchy:

	Fair Value Measurements Using
(in thousands)	Level 1	Level 2	Level 3	Total
June 30, 2011
Assets:
Commodity derivatives	$—	$112	$—	$112

December 31, 2010
Assets:
Commodity derivatives	$—	$171	$—	$171

As of June 30, 2011, the Company’s commodity derivative financial instruments are comprised of four natural gas swap agreements.  The fair values of the swap agreements are determined under the income valuation technique using a discounted cash flow model.  The valuation model requires a variety of inputs, including contractual terms, published forward prices, volatilities for options, and discount rates, as appropriate.  The Company’s estimates of fair value of derivatives include consideration of the counterparty’s credit worthiness, the Company’s credit worthiness and the time value of money.  The consideration of these factors result in an estimated exit-price for each derivative asset or liability under a market place participant’s view.  All of the significant inputs are observable, either directly or indirectly; therefore, the Company’s derivative instruments are included within the Level 2 fair value hierarchy. The counterparty in all of the Company’s commodity derivative financial instruments is the lender in the Company’s bank credit facility.

Assets Measured and Recorded at Fair Value on a Non-recurring Basis

The fair value of each of the following assets and liabilities measured and recorded at fair value on a non-recurring basis are based on unobservable pricing inputs and therefore, are included within the Level 3 fair value hierarchy.

The Company uses the income valuation technique to estimate the fair value of asset retirement obligations using the amounts and timing of expected future dismantlement costs, credit-adjusted risk-free rates and time value of money.  During the six months ended June 30, 2011 and 2010, the Company recorded asset retirement obligations for additions of approximately  $1.5 million and  $4,000, respectively. See Note 2 for additional information.

To determine the fair value of the proved developed properties acquired related to the ING Assets, the Company used a discounted cash flow model based on an income approach and made market assumptions as to future commodity prices, projections of estimated quantities of oil and natural gas reserves, expectations for timing and amount of future development and operating costs, projections of future rates of production, expected recovery rates and risk adjusted discount rates.  The Company determined the appropriate discount rates used for the discounted cash flow analyses by first determining the Company’s weighted average cost of capital plus property specific risk premiums for the assets acquired.  The proved developed properties acquired have a much longer reserve to production ratio than its peer group and extreme sensitivities to changes in natural gas prices relative to the resultant present value of the proved developed properties.  The Company estimated property specific risk premiums taking those factors, among others, into consideration.

The fair value of the non-controlling interest in the partnerships the Company is required to consolidate related to the ING Assets, was determined based on the net discounted cash flows of the proved developed properties attributable to the non-controlling interests in these partnerships.

The Company assumed certain firm transportation contracts as part of the ING Assets acquired.  The fair value of the firm transportation obligations were determined based upon the contractual obligations assumed by the Company and discounted based upon the Company’s effective borrowing rate.  These contracted obligations will be amortized on a monthly basis as the Company pays these firm transportation obligations in the future.

Note 3 — Fair Value Measurements

Authoritative guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants at the measurement date.  The guidance establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.  Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Company.  Unobservable inputs are inputs that reflect the Company’s assumptions of what market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  The hierarchy is broken down into three levels based on the reliability of the inputs as follows:

Level 1:                             Quoted prices are available in active markets for identical assets or liabilities;

Level 2:                             Quoted prices in active markets for similar assets or liabilities that are observable for the asset or liability; or

Level 3:                             Unobservable pricing inputs that are generally less observable from objective sources, such as discounted cash flow models or valuations.

Financial assets and liabilities are classified based on the lowest level of input that is significant to the fair value measurement.  The Company’s policy is to recognize transfers in/and or out of fair value hierarchy as of the end of the reporting period for which the event or change in circumstances caused the transfer.  The Company has consistently applied the valuation techniques discussed below for all periods presented.

The following table presents the Company’s financial assets and liabilities that were accounted for at fair value on a recurring basis as of December 31, 2010 and 2009 by level within the fair value hierarchy:

	Fair Value Measurements Using
	Level 1	Level 2	Level 3	Total
December 31, 2010
Assets:
Commodity derivatives	$—	$170,840	$—	$170,840

December 31, 2009
Liabilities:
Commodity derivatives	$—	$123,670	$—	$123,670

As of December 31, 2010, the Company’s commodity derivative financial instruments are comprised of two natural gas swap agreements.  As of December 31, 2009, the Company’s commodity derivative financial instruments were comprised of four natural gas swap agreements that expired in 2010.  The fair values of the swap agreements are determined under the income valuation technique using a discounted cash flows model.  The valuation models require a variety of inputs, including contractual terms, published forward prices, volatilities for options, and discount rates, as appropriate.  The Company’s estimates of fair value of derivatives include consideration of the counterparty’s credit worthiness, the Company’s credit worthiness and the time value of money.  The consideration of these factors results in an estimated exit-price for each derivative asset or liability under a market place participant’s view.  All of the significant inputs are observable, either directly or indirectly; therefore, the Company’s derivative instruments are included within the Level 2 fair value hierarchy. The counterparty in all of the Company’s commodity derivative financial instruments is the lender in the Company’s bank credit facility.

Assets Measured and Recorded at Fair Value on a Non-recurring Basis

The Company uses the income valuation technique to estimate the fair value of asset retirement obligations using the amounts and timing of expected future dismantlement costs, credit-adjusted risk-free rate and time value of money.  Accordingly, the fair value is based on unobservable pricing inputs and therefore, is included within the Level 3 fair value hierarchy.  During the years ended December 31, 2010 and 2009, the Company recorded asset retirement obligations of approximately  $98,000 and  $36,000, respectively. See Note 1 for additional information.

The acquisition discussed in Note 4 for  $1.3 million qualifies as a business combination and, as such, the Company estimated the fair value of each property as of the acquisition date (the date on which the Company obtained control of the properties).  The fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  Fair value measurements also utilize assumptions of market participants.  The Company used a discounted cash flow model and made market assumptions as to future commodity prices, projections of estimated quantities of oil and natural gas reserves, expectations for timing and amount of future development and operating costs, projections of future rates of production, expected recovery rates and risk adjusted discount rates.  These assumptions represent Level 3 inputs.

Property and Equipment	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Property and Equipment
Property and Equipment

Note 6 — Property and Equipment

Net property and equipment as of June 30, 2011 and December 31, 2010 consists of the following:

(in thousands)	June 30, 2011	December 31, 2010

Oil and gas properties
Proved oil and gas properties	$81,548	$43,535
Unproved properties not subject to depletion	2,183	2,164
Accumulated depreciation, depletion, amortization and impairment	(30,166)	(22,121)
Net oil and gas properties	53,565	23,578

Furniture and fixtures, computer hardware and software, and other equipment	528	488
Accumulated depreciation and amortization	(407)	(407)
Net other property and equipment	121	81

Total net property and equipment	$53,686	$23,659

As of June 30, 2011 and December 31, 2010, the Company had approximately  $2.2 million of unproved oil and gas properties not subject to depletion.  The costs not subject to depletion relate to unproved properties that are excluded from amortized capital costs until it is determined whether or not proved reserves can be assigned to such properties.  The excluded properties are assessed for impairment at least annually.  Subject to industry conditions, evaluation of most of these properties and the inclusion of their costs in amortized capital costs is expected to be completed within five years.

The Company capitalized overhead applicable to acquisition, development and exploration activities of approximately  $198,000 and  $195,000 for the six months ended June 30, 2011 and 2010, respectively.

Note 5 — Property and Equipment

Net property and equipment at December 31, 2010 and 2009 consists of the following:

	Year Ended December 31, 2010	Year Ended December 31, 2009

Oil and gas properties:
Proved oil and gas properties	$43,535,107	$60,795,447
Unproved properties not subject to depletion	2,163,899	5,135,018
Accumulated depreciation, depletion, amortization and impairment	(22,120,742)	(24,057,894)
Net oil and gas properties	23,578,264	41,872,571

Furniture and fixtures, computer hardware and software, and other equipment	488,194	519,039
Accumulated depreciation and amortization	(407,491)	(390,852)
Net other property and equipment	80,703	128,187

Total net property and equipment	$23,658,967	$42,000,758

At December 31, 2010 and 2009, the Company had approximately  $2.2 million and  $5.1 million, respectively, of unproved oil and gas properties not subject to depletion.  The costs not subject to depletion relate to unproved properties that are excluded from amortized capital costs until it is determined whether or not proved reserves can be assigned to such properties.  The excluded properties are assessed for impairment at least annually.  Subject to industry conditions, evaluation of most of these properties and the inclusion of their costs in amortized capital costs is expected to be completed within five years.

During the years ended December 31, 2010 and 2009, overhead applicable to acquisition, development and exploration activities in the amounts of approximately  $436,000 and  $670,000, respectively, was capitalized to oil and gas properties.

Depreciation, depletion and amortization expense related to oil and gas properties for the years ended December 31, 2010 and 2009 was approximately  $1.5 million, or  $1.52 per equivalent Mcfe, and  $2.6 million, or  $1.96 per equivalent Mcfe, respectively.  Depreciation and amortization expense related to furniture and fixtures, computer hardware and software and other equipment for the years ended December 31, 2010 and 2009 was approximately  $50,000 and  $85,000, respectively.

Bank Credit Facility	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Bank Credit Facility
Bank Credit Facility

Note 7 — Bank Credit Facility

On April 22 and June 10, 2011, Nytis LLC amended its credit facility with the Bank of Oklahoma.  The credit facility’s maturity date was extended from May 2012 to May 2014.  The facility’s borrowing base was increased from  $8 million to  $20 million and the maximum line of credit available under hedging arrangements was increased from  $2.7 million to  $5.0 million.  The Funded Debt Ratio (the ratio of the outstanding balance of all interest bearing indebtedness to the sum of EBITDAX (net income plus interest expense, income taxes, depreciation, depletion, amortization, exploration and impairment expenses and other non-cash charges) for the most recently completed four consecutive fiscal quarters) increased from 3.5 to 1 to 4.25 to 1.  In connection with these amendments to the credit facility, Carbon entered into an agreement with the Bank of Oklahoma to guaranty Nytis LLC’s obligations under its credit facility.  Nytis LLC also granted the Bank of Oklahoma a security interest in certain of the assets it recently acquired from ING and their related parties (see Note 4).

No repayments of principal are required until maturity, except to the extent that outstanding balances exceed the borrowing base then in effect; however, the Company has the right both to repay principal at any time and to reborrow.  Subject to the agreement of the Company and the lender, the size of the credit facility may be increased up to  $50 million.  As of June 30, 2011, the borrowing base was  $20.0 million.  The borrowing base is redetermined semi-annually, and the available borrowing amount could be increased or decreased as a result of such redeterminations.  Under certain circumstances the lender may request an interim redetermination.  The facility has variable interest rates based upon the ratio of outstanding debt to the borrowing base.  Interest rates are based on either an Alternative Base Rate or LIBOR.  The portion of the loan based on an “Alternate Base Rate” is determined by the rate per annum equal to the greatest of the following: (a) the Federal Funds Rate for such day plus one-half of one percentage point, (b) the Prime Rate for such day or (c) LIBOR for a one-month LIBOR Interest Period plus one percentage point; plus 1.5%.  The portion based on LIBOR is determined by the rate per annum equal to LIBOR plus between 2.5% and LIBOR plus 3.25% for each LIBOR tranche. For all debt outstanding regardless of if the loan is based on the Alternative Base Rate or LIBOR, there is a minimum floor of 4.5% per annum. In addition, the credit facility includes a hedging component that provides a line of credit under commodity swap, exchange, collar, cap and fixed price agreements and agreements designated to protect the Company against changes in interest and currency exchange rates.  The maximum amount of credit on this line is  $5.0 million.

At June 30, 2011, there were approximately  $9.8 million in outstanding borrowings under the credit facility.  The Company’s effective borrowing rate at June 30, 2011 was 4.5%.  The credit facility is collateralized by substantially all of the Company’s oil and gas assets.  The credit facility includes terms that place limitations on certain types of activities and the payment of dividends, and requires satisfaction of a current ratio (the ratio of current assets to current liabilities) of 1.0 to 1.0 and a maximum Funded Debt Ratio of 4.25 to 1.0 as of the end of any fiscal quarter.  The Company is in compliance with all covenants associated with the credit agreement as of June 30, 2011.

Note 7 — Bank Credit Facility

On May 31, 2010, the Company amended its credit facility with the Bank of Oklahoma.  The credit facility matures in May 2012.  No repayments of principal are required until maturity, except to the extent that outstanding balances exceed the borrowing base then in effect; however, the Company has the right both to repay principal at any time and to reborrow.  Subject to the agreement of the Company and the lender, the size of the credit facility may be increased up to  $50.0 million.  As of December 31, 2010, the borrowing base was  $8.0 million.  The borrowing base is redetermined semi-annually, and the available borrowing amount could be increased or decreased as a result of such redeterminations.  Under certain circumstances the lender may request an interim redetermination.  The facility has variable interest rates based upon the ratio of outstanding debt to the borrowing base.  Interest rates are based on either an Alternative Base Rate or LIBOR.  The portion of the loan based on an “Alternate Base Rate” is determined by the rate per annum equal to the greatest of the following: (a) the Federal Funds Rate for such day plus one-half of one percentage point, (b) the Prime Rate for such day or (c) LIBOR for a one-month LIBOR Interest Period plus 2.5%; plus 1.5%.  The portion based on LIBOR is determined by the rate per annum equal to LIBOR plus between 2.5% and 3.25% for each LIBOR tranche.

For all debt outstanding regardless of whether the loan is based on the Alternative Base Rate or LIBOR, there is a minimum floor of 4.5% per annum.  In addition, the credit facility includes a hedging component that provides a line of credit under commodity swap, exchange, collar, cap and fixed price agreements and agreements designated to protect the Company against changes in interest and currency exchange rates.  The maximum amount of credit on this line is  $2.7 million.  The credit facility is collateralized by substantially all of the Company’s oil and gas assets.  The credit facility includes terms that place limitations on certain types of activities and the payment of dividends, and requires satisfaction of a minimum current ratio (the ratio of current assets to current liabilities) of 1.0 to 1.0 and a maximum Funded Debt Ratio (the ratio of the outstanding balance of all interest bearing indebtedness to the sum of EBITDAX (net income plus interest expense, income taxes, depreciation, depletion, amortization, exploration and impairment expenses and other non-cash charges) for the most recently completed four consecutive fiscal quarters) of 3.5 to 1.0 as of the end of any fiscal quarter.

As of December 31, 2010 and 2009, outstanding balances on the credit facility were approximately  $3.1 million and  $24.0 million, respectively. The Company’s effective borrowing rate at December 31, 2010 and 2009 was 4.8% and 4.5%, respectively.  The Company is in compliance with all covenants associated with the credit agreement as of December 31, 2010.   As of December 31, 2010, there were no outstanding borrowings under the hedging component of the line of credit.

Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Income Taxes
Income Taxes

Note 8 — Income Taxes

We recognize deferred income tax assets and liabilities for the estimated future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. We have net operating loss carryforwards available in certain jurisdictions to reduce future taxable income. Future tax benefits for net operating loss carryforwards are recognized to the extent that realization of these benefits is considered more likely than not. To the extent that available evidence raises doubt about the realization of a deferred income tax asset, a valuation allowance is established.

At June 30, 2011, the Company has established a full valuation allowance against the balance of net deferred tax assets.

Note 8 — Income Taxes

The provision for income taxes for the years ended December 31, 2010 and 2009 consists of the following:

	Year Ended December 31, 2010	Year Ended December 31, 2009

Current income tax expense	$620,000	$—
Deferred income tax (benefit) expense	2,699,000	(7,113,000)
Change in valuation allowance	2,085,000	2,329,000

Total income tax expense (benefit)	$5,404,000	$(4,784,000)

The effective income tax rate for the years ended December 31, 2010 and 2009 differed from the statutory U.S. federal income tax rate as follows:

	Year Ended December 31, 2010	Year Ended December 31, 2009

Federal income tax rate	35.0%	(35.0)%
State income taxes, net of federal benefit	6.7	(5.0)
Other	(.8)	(.5)
Increase in valuation allowance and other	18.1	14.1

Total income tax (benefit)	59.0%	(26.4)%

The tax effects of temporary differences that gave rise to significant portions of the deferred tax assets and liabilities at December 31, 2010 and 2009 are presented below:

	December 31, 2010	December 31, 2009

Deferred tax assets
Net operating loss carryforwards	$1,627,000	$5,589,000
Depletion carryforwards	1,200,000	741,000
Accrual and other	62,000	170,000
Asset retirement obligations	146,000	300,000
Property, plant and equipment	1,400,000	313,000
Total deferred tax assets	4,435,000	7,113,000

Deferred tax liability
Derivatives	(21,000)	—

Less valuation allowance	(4,414,000)	(2,329,000)

Net deferred tax asset	$—	$4,784,000

The Company has net operating losses (NOL) of approximately  $3.7 million available to reduce future years’ federal taxable income.  The federal net operating losses expire in 2029.  The Company has NOL of approximately  $7.4 million available to reduce future years’ state taxable income.  These state NOL will expire in the future based upon each jurisdiction’s specific law surrounding NOL carryforwards.  Tax returns are subject to audit by various taxation authorities.  The results of any audits will be accounted for in the period in which they are determined.

The Company believes that the tax positions taken in the Company’s tax returns satisfy the more-likely-than-not threshold for benefit recognition.  Furthermore, the Company believes it has appropriately addressed material book-tax differences.  Nytis is confident that the amounts claimed (or expected to be claimed) in the tax returns reflect the largest amount of such benefits that are greater than fifty percent likely of being realized upon ultimate settlement.  Accordingly, no liabilities have been recorded by the Company.  Any potential adjustments for uncertain tax positions would be a reclassification between the deferred tax asset related to the Company’s NOL and another deferred tax asset.  No penalty or interest would be recorded as the Company has not been in a taxable income position prior to 2010.

Stockholders' Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Stockholders' Equity
Stockholders' Equity

Note 9 — Stockholders’ Equity

Authorized and Issued Capital Stock

On March 22, 2011, the Company increased the number of its authorized common stock from 48,500,000 shares to 100,000,000 shares with a par value of  $0.01 per share and deleted any and all references to the Class A Common Stock.

On June 16, 2011, a series of preferred stock designated as the “Series A Convertible Preferred Stock” to consist of 100 authorized shares with a par value  $0.01 per share was created. Upon the effective date of filing a Certificate of Amendment to its Certificate of Incorporation (that would increase the Company’s authorized common stock from 100,000,000 shares to 200,000,000 shares) the preferred stock automatically converts into common stock.

Effective July 18, 2011, Carbon filed a Certificate of Amendment to its Certificate of Incorporation thereby increasing its authorized common stock shares from 100,000,000 to 200,000,000 shares, and concurrently, the 100 shares of Series A Convertible Preferred Stock were converted into 22,222,222 shares of Carbon’s  $0.01 par value per share common stock.

On June 29, 2011, the Company entered into a common stock purchase agreement with various institutional investors and other accredited investors for the private placement (the “Private Placement”) of 44,444,444 shares of the Company’s common stock at a price of  $0.45 per share, and a preferred stock purchase agreement with an institutional investor and affiliate of the Company’s current majority stockholders, for the private placement of 100 shares of the Company’s Series A Convertible Preferred Stock at a price of  $100,000 per share, automatically convertible to 22,222,222 shares of common stock upon the effective date of filing the Certificate of Amendment to its Certificate of Incorporation described above.

The  $30 million in gross proceeds from the offering is before the deduction of fees payable to the placement agents, representing five percent of gross proceeds ( $1.5 million), plus reimbursement of certain expenses and legal fees they incurred of approximately  $355,000, as well as other fees and expenses of approximately  $375,000 incurred by the Company in connection with the private placement.

Net proceeds from the Private Placement were used principally to complete the acquisition of certain gas and oil assets from ING (see Note 4) and to pay down certain amounts outstanding under the Company’s bank credit facility subsequent to June 30, 2011 (see Note 15).

As of June 30, 2011, the authorized capital stock of Carbon was 101,000,000 shares, comprised of 100,000,000 shares of common stock and 1,000,000 shares of preferred stock.

During the three and six month period ended June 30, 2011, no stock options, warrants or restricted stock were granted or forfeited.

Pursuant to the merger (see Note 3), all options, warrants and restricted stock have been adjusted to reflect the conversion ratio used in the merger.  Accordingly, as of June 30, 2011, the Company has 342,459 options outstanding and exercisable, 2,696,133 warrants (including 250,000 warrants granted by SLSC prior to the merger) and 1,956,912 shares of common stock outstanding that are subject to restricted stock agreements.

Also pursuant to the merger, Nytis USA was authorized, as manager of Nytis LLC, to offer to redeem all unvested, forfeitable restricted membership interests pursuant to the Nytis LLC restricted membership interest plan.  All of the restricted membership interests were redeemed in February 2011 for  $300,000 and recorded as a general and administrative expense in the first quarter of 2011.

Note 9 — Stockholders’ Equity

Authorized and Issued Capital Stock

The authorized capital stock of Nytis is 101,000 shares, consisting of 100,000 shares of common stock with a par value of  $0.01 per share and 1,000 shares of preferred stock with a par value of  $0.01 per share.  On May 19, 2005, the Company issued 28,175 shares of common stock for proceeds, including the receipt of a share purchase promissory note, totaling approximately  $28.1 million net of share issuance costs of approximately  $89,000.  Subsequent to that date and through the year ending December 31, 2008, the Company issued 1,200 shares of restricted stock. During the year ended December 31, 2009, the Company issued 175 shares of restricted stock and 175 shares of restricted stock were forfeited.  During 2010, in a cashless transaction, 454 shares of stock valued at approximately  $694,000 were surrendered to pay a promissory note receivable and held as treasury shares resulting in 28,921 shares of common stock outstanding (net of treasury shares)  at December 31, 2010.

Stock Option Plan

Under the Company’s stock option plan, the aggregate number of options which may be issued to directors, employees and consultants shall not exceed 300.  Any shares to be issued upon exercise of the options would be from newly issued shares.  The option price for incentive stock options granted under the plan shall not be less than 100% of the fair value of the shares subject to the option.  The option price for nonqualified stock options granted under the plan shall not be less than 85% of the fair market value.  The following table summarizes certain information with respect to the Company’s stock option activity for the years ended December 31, 2010 and 2009.  There were no option activities for the year ended December 31, 2010.

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)

Outstanding — January 1, 2009	255		$7.46
Forfeited	(45)	1,067

Outstanding — December 31, 2009	210	1,043	6.43

Outstanding — December 31, 2010	210	1,043	5.43

Exercisable — December 31, 2010	210	$1,043	5.43

Each option has ten year duration from the date of each individual grant.

For the years ended December 31, 2010 and 2009, there was no compensation costs related to non-vested options.

Warrants

Prior to January 1, 2006, the Company granted 1,500 warrants to an officer of the Company.  Any shares to be issued upon exercise of the warrants would be from newly issued shares.  Utilizing the minimum valuation method under the Black-Scholes option price model, the Company determined that the fair value of the warrants at the date of grant was nil.  Each warrant enables the holder to purchase one share of common stock of the Company, at an initial exercise price of  $1,000 per share of common stock until expiry on June 1, 2015.  The initial warrant exercise price of  $1,000 per share of common stock is to increase annually at 6% starting June 1, 2006 and the exercise price for each of the warrants at December 31, 2010 and 2009 was  $1,386 and  $1,307, respectively.  Of the 1,500 warrants outstanding at December 31, 2010 and 2009, all are currently exercisable.  There were no warrants granted in 2009 and 2010.

Restricted Stock Plan

Under the Company’s restricted stock plan, participants may be granted stock without cost to the participant.  The aggregate number of shares of restricted stock which may be granted under the plan shall not exceed 1,200.  Shares of restricted stock vest upon achieving certain performance targets, which are based on the fair value of the consideration received from the sale or other disposition of shares of the Company’s common stock as a result of a change of control.  The Company cannot reasonably estimate the grant date fair value of these units due to the complexity of the terms of the vesting.  The shares of restricted stock are held in escrow and upon vesting are released to the participants.

There were 1,200 shares of restricted stock outstanding at December 31, 2010 and 2009.   There was no activity with respect to the Company’s restricted stock plan during 2010.  For the year ended December 31, 2009, 175 shares of restricted stock were granted and forfeited.

The Company continues to account for grants made in 2005 using variable plan accounting.  The Company accounts for grants made after 2005 at their intrinsic value, remeasured at each reporting date through the date of vesting.  The final measurement will be the intrinsic value of the instrument at the vesting date.  The accounting for grants issued subsequent to 2005 is the same because the final measurement of compensation cost will be based on the number of shares of restricted stock that ultimately vest using the market price at the date of vesting (i.e. a date performance criterion is met).  At December 31, 2010 and 2009, the Company estimated that none of the shares of restricted stock issued would vest and accordingly, no compensation cost has been recorded.

Share Promissory Note

On May 19, 2005, the Company received a promissory note totaling approximately  $500,000 due from a corporation controlled by an officer of the Company in exchange for the issuance of 500 shares of common stock issued to the corporation.  The promissory note bears interest at a rate of 6% per annum compounded annually and is secured under a stock pledge agreement by 500 shares of common stock of the Company and by a personal guarantee by the officer.  The promissory note, including accrued interest, is payable on the earlier of (i) June 1, 2012 or (ii) the date upon which the Company or any successor to the Company registers any class of its securities under Section 12 of the Securities Exchange Act of 1934 (the 1934 Act), is required to file periodic reports under Section 15(d) of the 1934 Act, or files a registration statement under the Securities Act of 1933, as amended.

On December 31, 2010, the corporation controlled by an officer of the Company surrendered 454 shares of the Company’s common stock in full settlement of the promissory note totaling approximately  $694,000 including accrued interest. At December 31, 2009, the promissory note including accrued interest totaled approximately  $655,000.

Restricted Membership Plan

On March 16, 2006, a restricted membership interest plan (the Plan) was approved for Nytis LLC. The objective of the Plan is to provide key employees equity ownership in Nytis LLC. The Plan provides for vesting and forfeiture provisions based on (i) the Company achieving a target internal rate of return upon certain changes in control with regard to the Company, Nytis LLC, or substantially all of the assets of the Company and (ii) the employee’s continued employment. In 2008 the Plan was amended so that the interests available for grant under the Plan would not exceed five percent of the membership interest in Nytis LLC. The following table summarizes certain information with respect to the Plan for the years ended December 31, 2010 and 2009.

Percentage Outstanding

Outstanding at January 1, 2009	4.75%
Granted	.30
Forfeited	(.15)

Outstanding at December 31, 2009	4.90
Forfeited	(.40)

Outstanding at December 31, 2010	4.50%

This plan is similar to the restricted stock plan discussed earlier.  The Company accounts for grants under the restricted membership plan at their intrinsic value, remeasured at each reporting date.   The final measure of compensation cost is based on the membership interests that ultimately vest and the market price at the date the performance criteria are met.  At December 31, 2010 and 2009, the Company estimated that none of the membership interests issued would vest and accordingly, no compensation cost has been recorded.

Accounts Payable and Accrued Liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Accounts Payable and Accrued Liabilities
Accounts Payable and Accrued Liabilities

Note 10 — Accounts Payable and Accrued Liabilities

Accounts payable and accrued liabilities at June 30, 2011 and December 31, 2010 consist of the following:

(in thousands)	June 30, 2011	December 31, 2010

Accounts payable	$205	$342
Oil and gas revenue payable to oil and gas property owners	745	325
Production taxes payable	48	35
Accrued drilling costs	—	113
Accrued lease operating costs	260	98
Accrued ad valorem taxes	384	305
Accrued bonus and payroll costs	251	169
Private placement offering costs	1,757	—
Other accrued liabilities	310	245

Total accounts payable and accrued liabilities	$3,960	$1,632

Note 10 — Accounts Payable and Accrued Liabilities

Accounts payable and accrued liabilities at December 31, 2010 and 2009 consist of the following:

	December 31, 2010	December 31, 2009

Accounts payable	$341,899	$224,597
Oil and gas revenue payable to oil and gas property owners	325,544	554,188
Production taxes payable	35,044	16,278
Accrued drilling costs	112,661	171,016
Accrued lease operating costs	98,324	252,667
Accrued ad valorem taxes	305,224	342,099
Accrued general and administrative expenses	168,761	207,019
Accrued other	244,736	138,366

Total accounts payable and accrued liabilities	$1,632,193	$1,906,230

Physical Delivery Contracts and Gas Derivatives	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Physical Delivery Contracts and Gas Derivatives
Physical Delivery Contracts and Gas Derivatives

Note 11 — Physical Delivery Contracts and Gas Derivatives

The Company has historically used commodity-based derivative contracts to manage exposures to commodity price on certain of its gas production.  The Company does not hold or issue derivative financial instruments for speculative or trading purposes.  Nytis LLC also enters into gas physical delivery contracts to effectively provide gas price hedges.  Because these contracts are not expected to be net cash settled, they are considered to be normal sales contracts and not derivatives.  Therefore, these contracts are not recorded at fair value in the consolidated financial statements.

The Company has fixed price contracts requiring physical deliveries for approximately 90 Mcf per day for an average sales price of  $5.26 per Mcf, which are on a month-to-month basis.

At June 30, 2011, other than the above mentioned contracts, the Company’s other gas sales contracts approximate index prices.

The Company’s swap agreements as of June 30, 2011 are summarized in the table below:

Agreement	Remaining		Fixed Price	Floating Price Nytis USA
Type	Term	Quantity	Counterparty Payer	Payer
Swap	7/11 - 4/12	10,000 MMBtu/month	$5.25/ MMBtu	(a)
Swap	7/11 - 12/11	10,000 MMBtu/month	$4.80/ MMBtu	(a)
Swap	1/12 - 12/12	10,000 MMBtu/month	$5.07/ MMBtu	(a)

(a)          NYMEX Henry Hub Natural Gas futures contract for the respective delivery month.

For its swap instruments, the Company receives a fixed price for the hedged commodity and pays a floating price to the counterparty.  The fixed-price payment and the floating-price payment are netted, resulting in a net amount due to or from the counterparty.

The following table summarizes the fair value of the derivatives recorded in the consolidated balance sheets.  These derivative instruments are not designated as cash flow hedging instruments for accounting purposes:

(in thousands)	June 30, 2011	December 31, 2010
Natural gas derivative contracts:
Current assets	$112	$171
Current liabilities	$—	$—

The table below summarizes the realized and unrealized gains and losses related to the Company’s derivative instruments for the three and six months ended June 30, 2011 and 2010.  These realized and unrealized gains and losses are recorded and included in commodity derivative gain in the accompanying consolidated statements of operations.

	Three Months Ended June 30,		Six Months Ended June 30,
(in thousands)	2011	2010	2011	2010
Commodity derivative contracts:
Realized gains (losses)	$77	$158	$184	$118
Unrealized (losses) gains	(13)	(221)	(59)	293

Total realized and unrealized gains, net	$64	$(63)	$125	$411

Realized gains are included in cash flows from operating activities in the Company’s consolidated statements of cash flows.

The counterparty in all of the Company’s derivative instruments is the lender in the Company’s bank credit facility; accordingly, the Company is not required to post collateral since the bank is secured by the Company’s oil and gas assets.

Due to the volatility of natural gas prices, the estimated fair values of the Company’s derivatives are subject to large fluctuations from period to period.

Note 11 — Physical Delivery Contracts and Gas Derivatives

The Company has historically used commodity-based derivative contracts to manage exposures to commodity price on certain of its gas production.  The Company does not hold or issue derivative financial instruments for speculative or trading purposes.  Nytis also enters into gas physical delivery contracts to effectively provide gas price hedges.  Because these contracts are not expected to be net cash settled, they are considered to be normal sales contracts and not derivatives.  Therefore, these contracts are not recorded at fair value in the consolidated financial statements.

The Company has fixed price contracts requiring physical deliveries for approximately 90 Mcf per day for an average sales price of  $5.26 per Mcf, which are on a month to month basis.

At December 31, 2010, other than the above mentioned contracts, the Company’s other gas sales contracts approximate index prices.

The Company’s swap agreements as of December 31, 2010 are summarized in the table below:

Agreement	Remaining		Fixed Price	Floating Price
Type	Term	Quantity	Counterparty Payer	Nytis Payer
Swap	1/11 – 5/11	10,000 MMBtu/month	$6.03/ MMBtu	(a)
Swap	1/11 - 4/12	10,000 MMBtu/month	$5.25/ MMBtu	(a)

(a)          NYMEX Henry Hub Natural Gas futures contract for the respective delivery month.

For its swap instruments, the Company receives a fixed price for the hedged commodity and pays a floating price to the counterparty.  The fixed-price payment and the floating-price payment are netted, resulting in a net amount due to or from the counterparty.

The following table summarizes the fair value of the derivatives recorded in the consolidated balance sheets.  These derivative instruments are not designated as cash flow hedging instruments for accounting purposes:

	December 31, 2010	December 31, 2009
Natural gas derivative contracts:
Current assets	$171,000	$—
Current liabilities	$—	$124,000

The table below summarizes the realized and unrealized gains and losses related to the Company’s derivative instruments for the years ended December 31, 2010 and 2009.  These realized and unrealized gains and losses are recorded and included in commodity derivative gain in the accompanying consolidated statements of operations.

	December 31, 2010	December 31, 2009
Commodity derivative contracts:
Realized gains	$397,000	$469,000
Unrealized gains (losses)	295,000	(242,000)

Total realized and unrealized gains, net	$692,000	$227,000

Realized gains are included in cash flows from operating activities in the Company’s consolidated statements of cash flows.

The counterparty in all of the Company’s derivative instruments is the lender in the Company’s bank credit facility; accordingly, the Company is not required to post collateral since the bank is secured by the Company’s oil and gas assets.

Due to the volatility of natural gas prices, the estimated fair values of the Company’s derivatives are subject to large fluctuations from period to period.

Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Related Party Transactions
Related Party Transactions

Note 12 — Related Party Transactions

Nytis Exploration Company (“NEC”) is an independent oil and gas company whose nature of its business is the exploration, development, production, marketing and sale of oil, gas, coalbed methane and other hydrocarbons in locations other than the United States.  Prior to the closing of the Private Placement on June 29, 2011 (see Note 9 and Item 2 — Recent Developments), NEC had substantially the same shareholders as the Company.  The Company had engaged NEC to assist in the management, direction and supervision of the operations and business functions of the Company.  A service agreement between the Company and NEC provided for certain restrictions on NEC’s authority to perform acts in connection with the business of the Company and established provisions for the compensation of NEC in performing these duties.  General and administrative expenses charged by NEC to the Company were approximately  $302,000 and  $284,000 for the three months ended June 30, 2011 and 2010, respectively.  NEC charged the Company general and administrative expenses of approximately  $673,000 and  $561,000 for the six months ended June 20, 2011 and 2010, respectively.  As of June 30, 2011, the Company owed NEC approximately  $1.8 million.  This payable consists primarily of charges incurred under the service agreement and advances made for capital expenditures and other miscellaneous general and administrative expenses.

The Company and NEC have terminated this service agreement and in its place, effective July 1, 2011, is a new agreement whereby the Company will manage, direct and supervise the operations and business of the Company in addition to providing these services to NEC for a monthly fee of  $15,000.  The new agreement’s initial term of one year is automatically renewable for successive one-year terms.

Note 14 — Related Party Transactions

NEC is an independent oil and gas company whose nature of its business is the exploration, development, production, marketing and sale of oil, gas, coalbed methane and other hydrocarbons in locations other than the United States.  NEC has substantially the same shareholders as the Company.  The Company has engaged NEC to assist in the management, direction and supervision of the operations and business functions of the Company.  A service agreement between the Company and NEC provides for certain restrictions on NEC’s authority to perform acts in connection with the business of the Company and establishes provisions for the compensation of NEC in performing these duties.  General and administrative expenses charged by NEC to the Company for the years ended December 31, 2010 and 2009 were approximately  $1.2 million and  $964,000, respectively.  At December 31, 2010 and 2009, the Company owed NEC approximately  $3.1 million and  $5.5 million, respectively.  This payable consists primarily of charges incurred under the service agreement and advances made for capital expenditures and other miscellaneous general and administrative expenses.  As discussed in Note 4, proceeds from the sale of certain oil and gas assets were used to pay down the related party payable.

Supplemental Cash Flow Disclosure	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Supplemental Cash Flow Disclosure
Supplemental Cash Flow Disclosure

Note 13 — Supplemental Cash Flow Disclosure

Supplemental cash flow disclosures for the six months ended June 30, 2011 and 2010 are presented below:

	Six Months Ended June 30,
(in thousands)	2011	2010

Cash paid during the period for:
Interest payments	$170	$231

Non-cash transactions:
Increase in net asset retirement obligations due to additions	$102	$4
Various assets acquired and liabilities assumed in acquisition (see Note 4)	$6,635	$—
Decrease in net asset retirement obligations due to sale of properties	$—	$(513)
Decrease in accounts payable and accrued liabilities included in oil and gas properties	$(194)	$(421)
Offering costs included in accounts payable	$1,756	$—
Net assets transferred from oil and gas properties to investment in affiliate	$463	$—
Increase in interest receivable on promissory note	$—	$9

Note 15 — Supplemental Cash Flow Disclosure

Supplemental cash flow disclosures for the years ended December 31, 2010 and 2009 are presented below:

	Year Ended December 31, 2010	Year Ended December 31, 2009

Cash paid for interest payments	$330,000	$1,167,000
Income taxes paid	$620,000	$—

Non-cash transactions:
(Decrease) increase in net asset retirement obligations	$(415,000)	$36,000
Decrease in accounts payable and accrued liabilities included in oil and gas properties	$(162,000)	$(166,000)
Increase in interest receivable on promissory note	$39,000	$37,000
Settlement of promissory note and surrender of shares	$694,000	$—
Income attributed to non-controlling interests	$941,000	$—

Commitments and Contingencies	6 Months Ended
Jun. 30, 2011
Commitments
Commitments and Contingencies

Note 14 — Commitments and Contingencies

The Company assumed long-term firm transportation contracts in the ING Asset acquisition.  Capacity levels and related demand charges for the remaining term of the contracts at June 30, 2011 are (i) for the remainder of 2011 through 2013; approximately 7,700 dekatherms per day capacity with demand charges ranging between  $.22 and  $1.40 per dekatherm, (ii) for 2014 through May 2015; 3,450 dekatherms per day with demand charges ranging between  $.22 and  $.65 and (iii) for June 2015 through 2017; 2,300 dekatherms per day with demand charges of  $.65 per dekatherm.   A liability of approximately  $8.2 million related to firm transportation contracts assumed in the ING Asset acquisition (see Note 4) was recorded and is reflected on the Company’s consolidated  balance sheets as of June 30, 2011.

In addition to the contracts assumed in the ING Asset acquisition, the Company has other long-term firm transportation contracts related to the Nytis LLC assets.  Capacity and related demand charges for the remaining term of the contracts at June 30, 2011 are (i) for the remainder of 2011 through March 2013; 1,300 dekatherms per day with demand charges ranging from  $.22 to  $.80 per dekatherm and (ii) 1,000 dekatherms per day with demand charges of  $.22 from April 2013 through April 2036.

In connection with the Private Placement (see Note 9) of the Company’s common stock and Series A Convertible Preferred Stock, the Company entered into a Registration Rights Agreement (the “Agreement”) with the purchasers of the common stock.  Pursuant to the Agreement, the Company is required to file with the SEC and have declared effective one or more registration statements to register the resale of the common stock shares sold in the Private Placement.  If the Company fails to meet the deadlines for filing and effectiveness of the registration statement(s) set forth in the Agreement or if it fails to maintain the effectiveness thereof for the term provided for in the Agreement, the Company will be obligated to make pro rata payments to the common stock purchasers in an amount equal to 1.5% of the aggregate amount invested by such purchasers for each 30 day period until the Company fulfills its obligations.

Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Subsequent Events
Subsequent Events

Note 15 — Subsequent Events

Purchase of Oil and Gas Assets

On June 6, 2011, Nytis LLC and Alerion Drilling I, LLC, a New Jersey limited liability company (“Alerion Drilling”) entered into an Asset Purchase Agreement (the “Alerion APA”) to acquire Alerion Drilling’s interests of the assets (the “Alerion Assets”) that were distributed to Alerion Drilling and ING by Alerion JV-1, a Kentucky general partnership (the “Alerion Partnership”).  The Company purchased ING’s property interests of the distributed Alerion Partnership assets pursuant to the ING APA.

On July 27, 2011, Nytis LLC paid Alerion Drilling approximately  $1.2 million, for the Alerion Assets acquired pursuant to the Alerion APA entered into on June 6, 2011.  Funds to acquire the Alerion Assets came from a draw on the Company’s credit facility with Bank of Oklahoma.

Paydown of Debt

On July 2, 2011, the Company reduced the outstanding balance of its credit facility with the Bank of Oklahoma by approximately  $6.8 million with proceeds from the Private Placement (see Note 7).

Conversion of Stock

Effective July 18, 2011, Carbon amended its Certificate of Incorporation thereby increasing its authorized common stock shares from 100,000,000 to 200,000,000 shares, and concurrently, the 100 shares of Series A Convertible Preferred Stock was converted into 22,222,222 shares of Carbon’s  $0.01 par value per share common stock (see Note 9).

Related Party Agreement

Effective July 1, 2011, the Company entered into a new agreement with NEC, a related party (see Note 12).

Note 16 — Subsequent Events

In January 2011, the Company entered into an Agreement and Plan of Merger (Merger Agreement) between the Company, St. Lawrence Seaway Corporation, a Delaware corporation with offices in Norwalk, Connecticut and its subsidiary, St. Lawrence Merger Sub, Inc. (Merger Co), a Delaware corporation.  As a result, Merger Co was merged with and into the Company and the Company is the surviving subsidiary of St. Lawrence Seaway Corporation.  The Merger was an all stock-for-stock transaction.  In February 2011, the Merger Agreement was closed.

In connection with the Company becoming a public company pursuant to the Merger Agreement, in January 2011, the Company modified certain of its equity plans.  These changes included (a) fixing the exercise price of its warrants at  $1,386 per share, (b) amending a provision under the Company’s restricted stock plan so that forfeiture of restricted shares would occur only if prior to a change in control, a grantee of restricted shares ceases for any reason to be employed by, or serve as a director of the Company or a subsidiary of the Company  and (c) that the implementation of the Merger Agreement would not result in a change in control for purposes of the restricted stock plan or Nytis LLC’s restricted membership interest plan.  In addition, the Company was authorized, as Manager of Nytis LLC, to offer to redeem all unvested, forfeitable restricted membership interests pursuant to the Nytis LLC restricted membership interest plan.  All of the restricted membership interests were redeemed in February 2011.

Also in February 2011, the Company entered into an Asset Purchase Agreement (APA) with The Interstate Gas Company, LLC ( a private limited liability company) and certain related parties to purchase, for  $29.6 million (subject to adjustment at closing) certain oil and natural gas properties and other assets related thereto,  located in eastern Kentucky and four counties in West Virginia.  Subject to results of the Company’s due diligence, the APA is scheduled to close in April 2011.  The APA may be terminated by either party for specific reasons including if the closing does not occur on or before April 30, 2011, if the total purchase price adjustments exceed  $3 million, or if either party has violated or breached any of its material agreements, representations or warranties.  If the APA is terminated due to the Company not fulfilling specific obligations under the APA, the Company will forfeit its deposit of  $450,000 paid at the date of executing the APA. The purchase price of this acquisition is expected to be financed with funds obtained from our lending facility and by additional equity invested by our principal stockholders.  However, as of the date of these audited consolidated financial statements, the Company does not have commitments in place for such debt or additional equity nor has it completed its due diligence of the underlying properties of the APA.

In the first quarter of 2011, the Company reduced its payable to NEC by approximately  $2.1 million, net of additions.

Document and Entity Information	6 Months Ended
Jun. 30, 2011
Document and Entity Information
Entity Registrant Name	Carbon Natural Gas Co
Entity Central Index Key	0000086264
Document Type	S-1
Document Period End Date	Jun 30, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company